Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS

At March 31, 2022

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES - 8.7%
Accelerated LLC
Series 2021-1H, Class B,
1.90%, 10/20/2040 (A)	$ 597,212	$ 563,001
American Homes 4 Rent Trust
Series 2014-SFR2, Class A,
3.79%, 10/17/2036 (A)	434,312	435,236
Series 2014-SFR2, Class E,
6.23%, 10/17/2036 (A)	150,000	154,605
Series 2014-SFR3, Class E,
6.42%, 12/17/2036 (A)	175,000	180,203
Series 2015-SFR1, Class A,
3.47%, 04/17/2052 (A)	827,890	822,322
Series 2015-SFR1, Class D,
4.41%, 04/17/2052 (A)	1,200,000	1,198,805
Series 2015-SFR1, Class E,
5.64%, 04/17/2052 (A)	292,500	299,071
Series 2015-SFR2, Class D,
5.04%, 10/17/2052 (A)	700,000	709,437
Series 2015-SFR2, Class E,
6.07%, 10/17/2052 (A)	430,000	443,667
American Tower Trust #1
Series 2013, Class 2A,
3.07%, 03/15/2048 (A)	350,000	347,921
Business Jet Securities LLC
Series 2019-1, Class A,
4.21%, 07/15/2034 (A)	725,103	687,420
Series 2020-1A, Class A,
2.98%, 11/15/2035 (A)	680,950	656,274
Series 2021-1A, Class A,
2.16%, 04/15/2036 (A)	447,765	416,775
Camillo Trust
Series 2016-SFR1,
5.00%, 12/05/2023	1,034,652	1,049,138
CarNow Auto Receivables Trust
Series 2021-1A, Class A,
0.97%, 10/15/2024 (A)	315,395	314,711
Carvana Auto Receivables Trust
Series 2019-2A, Class C,
3.00%, 06/17/2024 (A)	777,298	779,141
Series 2019-3A, Class D,
3.04%, 04/15/2025 (A)	1,620,000	1,622,186
CFIN Issuer LLC
Series 2022-RTL1, Class AA,
3.25%, 02/16/2026 (A) (B)	1,000,000	1,000,000
Chase Funding Trust
Series 2003-6, Class 1A7,
4.93% (C), 11/25/2034	18,531	18,573
Consumer Receivables Asset Investment Trust
Series 2021-1, Class A1X,
3-Month LIBOR + 3.00%, 3.26% (C), 03/24/2023 (A)	1,670,000	1,653,756
Corevest American Finance Trust
Series 2019-1, Class B,
3.88%, 03/15/2052 (A)	690,000	701,974
Series 2019-3, Class A,
2.71%, 10/15/2052 (A)	571,658	558,640
Credit Acceptance Auto Loan Trust
Series 2021-2A, Class A,
0.96%, 02/15/2030 (A)	870,000	841,315

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Credito Real USA Auto Receivables Trust
Series 2021-1A, Class A,
1.35%, 02/16/2027 (A)	$ 284,955	$ 279,803
DataBank Issuer
Series 2021-1A, Class A2,
2.06%, 02/27/2051 (A)	650,000	603,550
Diamond Resorts Owner Trust
Series 2018-1, Class A,
3.70%, 01/21/2031 (A)	158,091	158,455
Diversified ABS Phase III LLC
4.88%, 04/28/2039 (B)	1,400,000	1,400,000
Drive Auto Receivables Trust
Series 2019-1, Class D,
4.09%, 06/15/2026	301,022	303,577
DT Auto Owner Trust
Series 2019-4A, Class C,
2.73%, 07/15/2025 (A)	838,057	839,393
Series 2021-2A, Class C,
1.10%, 02/16/2027 (A)	466,000	448,756
Exeter Automobile Receivables Trust
Series 2017-3A, Class C,
3.68%, 07/17/2023 (A)	124,549	124,944
Series 2019-3A, Class D,
3.11%, 08/15/2025 (A)	1,180,000	1,181,860
FirstKey Homes Trust
Series 2020-SFR2, Class E,
2.67%, 10/19/2037 (A)	1,000,000	920,596
Flagship Credit Auto Trust
Series 2019-4, Class D,
3.12%, 01/15/2026 (A)	1,350,000	1,339,152
Series 2021-4, Class C,
1.96%, 12/15/2027 (A)	1,200,000	1,140,447
Foundation Finance Trust
Series 2019-1A, Class A,
3.86%, 11/15/2034 (A)	167,351	168,977
FTF Funding II LLC
Series 2019-1, Class A,
Zero Coupon, 08/15/2024 (B)	129,124	128,091
Gold Key Resorts LLC
Series 2014-A, Class A,
3.22%, 03/17/2031 (A)	14,390	14,350
Goodgreen Trust
Series 2017, Class R1,
5.00%, 10/20/2051 (B)	525,837	489,029
Series 2017-1A, Class A,
3.74%, 10/15/2052 (A)	98,747	97,132
Series 2017-2A, Class A,
3.26%, 10/15/2053 (A)	442,640	427,807
Series 2019-2A, Class A,
2.76%, 04/15/2055 (A)	537,541	513,026
Hero Funding Trust
Series 2017-1A, Class A2,
4.46%, 09/20/2047 (A)	273,031	275,449
Series 2017-3A, Class A2,
3.95%, 09/20/2048 (A)	310,454	306,526
Hilton Grand Vacations Trust
Series 2017-AA, Class A,
2.66%, 12/26/2028 (A)	71,366	71,307
KGS-Alpha SBA COOF Trust, Interest Only STRIPS
Series 2012-2, Class A,
0.96% (C), 08/25/2038 (A)	281,891	5,752
Series 2013-2, Class A,
1.77% (C), 03/25/2039 (A)	285,229	10,484
Series 2014-2, Class A,
4.82% (C), 04/25/2040 (A)	131,263	9,845

Transamerica Series Trust	Page 1

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2022

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
LP LMS Asset Securitization Trust
Series 2021-2A, Class A,
1.75%, 01/15/2029 (A)	$ 978,226	$ 966,085
Mariner Finance Issuance Trust
Series 2019-AA, Class B,
3.51%, 07/20/2032 (A)	785,000	769,808
Series 2019-AA, Class C,
4.01%, 07/20/2032 (A)	2,060,000	2,008,900
Mercury Financial Credit Card Master Trust
Series 2021-1A, Class A,
1.54%, 03/20/2026 (A)	560,000	543,443
NRZ Excess Spread-Collateralized Notes
Series 2020-PLS1, Class A,
3.84%, 12/25/2025 (A)	716,500	697,709
Series 2021-FHT1, Class A,
3.10%, 07/25/2026 (A)	1,556,940	1,473,062
Series 2021-GNT1, Class A,
3.47%, 11/25/2026 (A)	904,499	869,771
Oportun Funding XIV LLC
Series 2021-A, Class A,
1.21%, 03/08/2028 (A)	315,000	305,852
Oportun Issuance Trust
Series 2021-B, Class A,
1.47%, 05/08/2031 (A)	500,000	472,233
Orange Lake Timeshare Trust
Series 2019-A, Class C,
3.61%, 04/09/2038 (A)	963,061	938,417
P4 SFR Holdco LLC
Series 2019-STL, Class A,
7.25%, 10/11/2026 (B) (D)	1,000,000	1,000,000
Progress Residential Trust
Series 2022-SFR1, Class E1,
3.93%, 02/17/2041 (A)	1,000,000	924,546
Series 2022-SFR2, Class E1,
4.55%, 04/17/2027	700,000	672,644
Renew Financial
Series 2017-1A, Class A,
3.67%, 09/20/2052 (A)	123,700	120,992
SART
Series 2018-1,
4.75%, 06/15/2025	398,671	400,664
Securitized Asset-Backed Receivables LLC Trust
Series 2006-CB1, Class AF2,
2.91% (C), 01/25/2036	14,591	13,576
Tricolor Auto Securitization Trust
Series 2020-1A, Class A,
4.88%, 11/15/2026 (A)	241,786	242,251
Upstart Securitization Trust
Series 2021-1, Class A,
0.87%, 03/20/2031 (A)	409,599	405,845
Veros Auto Receivables Trust
Series 2021-1, Class A,
0.92%, 10/15/2026 (A)	292,924	289,434
VM Debt Trust
Series 2019-1,
7.50%, 06/15/2024	840,484	840,484
VSE VOI Mortgage LLC
Series 2018-A, Class A,
3.56%, 02/20/2036 (A)	122,600	123,241

Total Asset-Backed Securities (Cost $41,961,885)		40,791,436

	Principal	Value
CORPORATE DEBT SECURITIES - 29.4%
Aerospace & Defense - 0.9%
Airbus SE
3.15%, 04/10/2027 (A)	$ 164,000	$ 163,073
BAE Systems PLC
1.90%, 02/15/2031 (A)	268,000	232,724
3.00%, 09/15/2050 (A)	200,000	169,848
Boeing Co.
1.17%, 02/04/2023	225,000	223,224
1.43%, 02/04/2024	455,000	440,380
1.95%, 02/01/2024	305,000	298,399
2.20%, 02/04/2026	275,000	260,284
2.75%, 02/01/2026	295,000	286,188
3.10%, 05/01/2026	130,000	127,245
3.25%, 03/01/2028	224,000	215,287
4.88%, 05/01/2025	145,000	149,831
5.15%, 05/01/2030	220,000	234,648
5.71%, 05/01/2040	190,000	213,807
L3 Harris Technologies, Inc.
1.80%, 01/15/2031	230,000	200,692
Northrop Grumman Corp.
3.25%, 01/15/2028	75,000	75,132
3.85%, 04/15/2045	38,000	37,821
Precision Castparts Corp.
4.20%, 06/15/2035	170,000	179,688
Raytheon Technologies Corp.
3.20%, 03/15/2024	70,000	70,808
3.75%, 11/01/2046	155,000	152,506
4.15%, 05/15/2045	163,000	166,902
4.50%, 06/01/2042	241,000	266,010

		4,164,497

Airlines - 0.8%
Air Canada Pass-Through Trust
3.30%, 07/15/2031 (A)	131,328	125,444
3.55%, 07/15/2031 (A)	186,322	176,049
4.13%, 11/15/2026 (A)	156,467	152,070
American Airlines Pass-Through Trust
3.00%, 04/15/2030	324,941	302,326
3.38%, 11/01/2028	169,093	162,730
3.65%, 02/15/2029	91,658	88,893
3.70%, 04/01/2028	78,171	75,527
British Airways Pass-Through Trust
3.30%, 06/15/2034 (A)	264,683	250,465
4.13%, 03/20/2033 (A)	240,999	230,389
Continental Airlines Pass-Through Trust
5.98%, 10/19/2023	7,510	7,521
Delta Air Lines Pass-Through Trust
3.63%, 01/30/2029	286,883	284,296
Spirit Airlines Pass-Through Trust
3.38%, 08/15/2031	119,682	111,943
United Airlines Pass-Through Trust
3.10%, 04/07/2030	252,337	231,404
3.50%, 11/01/2029	472,106	426,866
3.65%, 07/07/2027	107,815	101,804
3.70%, 09/01/2031	337,728	315,023
4.15%, 02/25/2033	266,771	269,535
4.55%, 08/25/2031	239,154	239,520

		3,551,805

Auto Components - 0.0% (E)
Lear Corp.
2.60%, 01/15/2032	110,000	97,063

Transamerica Series Trust	Page 2

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2022

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Automobiles - 0.3%
General Motors Co.
6.13%, 10/01/2025	$ 130,000	$ 139,726
Nissan Motor Co. Ltd.
3.52%, 09/17/2025 (A)	492,000	482,792
4.35%, 09/17/2027 (A)	700,000	690,848

		1,313,366

Banks - 5.1%
ABN AMRO Bank NV
Fixed until 12/13/2028, 2.47% (C), 12/13/2029 (A)	300,000	274,744
4.75%, 07/28/2025 (A)	200,000	204,450
AIB Group PLC
4.75%, 10/12/2023 (A)	290,000	295,149
Banco Nacional de Panama
2.50%, 08/11/2030 (A)	300,000	264,939
Banco Santander SA
Fixed until 09/14/2026, 1.72% (C), 09/14/2027	200,000	180,889
1.85%, 03/25/2026	400,000	374,327
2.75%, 05/28/2025 - 12/03/2030	600,000	566,300
Bank of America Corp.
Fixed until 06/14/2028, 2.09% (C), 06/14/2029	219,000	200,419
Fixed until 10/20/2031, 2.57% (C), 10/20/2032	305,000	277,184
Fixed until 04/29/2030, 2.59% (C), 04/29/2031	363,000	334,935
Fixed until 04/24/2027, 3.71% (C), 04/24/2028	700,000	705,533
3.95%, 04/21/2025	368,000	374,599
Fixed until 03/05/2028, 3.97% (C), 03/05/2029	81,000	82,374
4.00%, 01/22/2025	400,000	407,744
4.25%, 10/22/2026	284,000	292,708
Bank of Ireland Group PLC
Fixed until 09/30/2026, 2.03% (C), 09/30/2027 (A)	203,000	183,851
Bank of Montreal
Fixed until 12/15/2027, 3.80% (C), 12/15/2032	110,000	108,885
Barclays PLC
Fixed until 12/10/2023, 1.01% (C), 12/10/2024	377,000	362,173
Fixed until 11/24/2031, 2.89% (C), 11/24/2032	200,000	181,434
3.65%, 03/16/2025	200,000	200,370
BNP Paribas SA
Fixed until 09/15/2028, 2.16% (C), 09/15/2029 (A)	345,000	307,529
Fixed until 06/09/2025, 2.22% (C), 06/09/2026 (A)	350,000	333,211
Fixed until 01/13/2030, 3.05% (C), 01/13/2031 (A)	385,000	360,184
BPCE SA
1.00%, 01/20/2026 (A)	250,000	229,507
Fixed until 10/06/2025, 1.65% (C), 10/06/2026 (A)	250,000	230,987
Fixed until 01/20/2031, 2.28% (C), 01/20/2032 (A)	250,000	219,565
4.00%, 09/12/2023 (A)	250,000	253,343
4.63%, 07/11/2024 (A)	200,000	203,795

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Citigroup, Inc.
Fixed until 05/01/2031, 2.56% (C), 05/01/2032	$ 430,000	$ 387,817
Fixed until 01/25/2032, 3.06% (C), 01/25/2033	165,000	154,640
Fixed until 04/24/2024, 3.35% (C), 04/24/2025	175,000	175,554
Fixed until 10/27/2027, 3.52% (C), 10/27/2028	150,000	148,833
Fixed until 07/24/2027, 3.67% (C), 07/24/2028	886,000	887,585
4.40%, 06/10/2025	215,000	221,426
4.45%, 09/29/2027	48,000	49,588
5.30%, 05/06/2044	34,000	38,724
8.13%, 07/15/2039	28,000	42,308
Citizens Financial Group, Inc.
2.64%, 09/30/2032 (F)	58,000	51,169
Commonwealth Bank of Australia
3.31%, 03/11/2041 (A)	250,000	218,103
Cooperatieve Rabobank UA
3.75%, 07/21/2026	455,000	452,826
Credit Agricole SA
Fixed until 01/26/2026, 1.25% (C), 01/26/2027 (A)	402,000	366,168
Fixed until 06/16/2025, 1.91% (C), 06/16/2026 (A)	400,000	378,036
Credit Suisse AG
1.25%, 08/07/2026	300,000	273,942
Danske Bank AS
Fixed until 12/08/2022, 1.17% (C), 12/08/2023 (A)	495,000	488,738
HSBC Holdings PLC
Fixed until 09/22/2027, 2.01% (C), 09/22/2028	445,000	404,172
Fixed until 08/17/2028, 2.21% (C), 08/17/2029	200,000	180,237
Fixed until 08/18/2030, 2.36% (C), 08/18/2031	310,000	274,980
Fixed until 03/10/2025, 3.00% (C), 03/10/2026	200,000	196,305
Fixed until 05/18/2023, 3.95% (C), 05/18/2024	229,000	231,348
Fixed until 03/13/2027, 4.04% (C), 03/13/2028	650,000	652,749
ING Groep NV
Fixed until 07/01/2025, 1.40% (C), 07/01/2026 (A)	210,000	194,515
Lloyds Banking Group PLC
Fixed until 05/11/2026, 1.63% (C), 05/11/2027	245,000	224,940
4.38%, 03/22/2028	200,000	204,716
4.58%, 12/10/2025	200,000	204,362
Macquarie Bank Ltd.
Fixed until 03/03/2031, 3.05% (C), 03/03/2036 (A)	425,000	370,604
Mitsubishi UFJ Financial Group, Inc.
2.05%, 07/17/2030	360,000	318,796
3.75%, 07/18/2039	250,000	245,756
Mizuho Financial Group, Inc.
Fixed until 05/22/2026, 1.23% (C), 05/22/2027	255,000	232,265
Fixed until 05/25/2025, 2.23% (C), 05/25/2026	625,000	599,847

Transamerica Series Trust	Page 3

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2022

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
National Australia Bank Ltd.
Fixed until 08/02/2029, 3.93% (C), 08/02/2034 (A)	$ 345,000	$ 337,339
NatWest Group PLC
Fixed until 11/01/2024, 3.75% (C), 11/01/2029	338,000	335,633
3.88%, 09/12/2023	200,000	202,155
Fixed until 03/22/2024, 4.27% (C), 03/22/2025	200,000	202,451
Fixed until 05/08/2029, 4.45% (C), 05/08/2030	330,000	338,533
NatWest Markets PLC
1.60%, 09/29/2026 (A)	350,000	320,970
Nordea Bank Abp
1.50%, 09/30/2026 (A)	200,000	183,874
Santander UK Group Holdings PLC
Fixed until 06/14/2026, 1.67% (C), 06/14/2027	230,000	209,532
Societe Generale SA
Fixed until 12/14/2025, 1.49% (C), 12/14/2026 (A)	470,000	425,480
Fixed until 06/09/2026, 1.79% (C), 06/09/2027 (A)	200,000	180,447
Fixed until 06/09/2031, 2.89% (C), 06/09/2032 (A)	420,000	376,400
3.00%, 01/22/2030 (A)	389,000	359,062
4.25%, 04/14/2025 (A)	200,000	199,090
Standard Chartered PLC
Fixed until 01/30/2025, 2.82% (C), 01/30/2026 (A)	220,000	214,177
4.30%, 02/19/2027 (A)	200,000	200,173
5.20%, 01/26/2024 (A)	200,000	205,092
Sumitomo Mitsui Financial Group, Inc.
2.63%, 07/14/2026	107,000	103,914
3.04%, 07/16/2029	440,000	423,184
Svenska Handelsbanken AB
0.63%, 06/30/2023 (A)	410,000	401,451
UniCredit SpA
Fixed until 09/22/2025, 2.57% (C), 09/22/2026 (A)	350,000	323,777
Fixed until 06/19/2027, 5.86% (C), 06/19/2032 (A)	200,000	196,784
Wells Fargo & Co.
Fixed until 06/17/2026, 3.20% (C), 06/17/2027	487,000	481,599
4.40%, 06/14/2046	96,000	99,480
4.65%, 11/04/2044	184,000	195,813
4.90%, 11/17/2045	112,000	123,738
Westpac Banking Corp.
3.13%, 11/18/2041	219,000	188,136
Fixed until 11/23/2026, 4.32% (C), 11/23/2031	180,000	181,280

		23,891,741

Beverages - 0.6%
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc.
4.70%, 02/01/2036	571,000	619,537
Anheuser-Busch InBev Finance, Inc.
4.70%, 02/01/2036	240,000	260,401
Anheuser-Busch InBev Worldwide, Inc.
4.44%, 10/06/2048	250,000	261,568
4.60%, 06/01/2060	100,000	106,222

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Beverages (continued)
Coca-Cola Femsa SAB de CV
1.85%, 09/01/2032	$ 150,000	$ 130,146
2.75%, 01/22/2030	275,000	263,183
Constellation Brands, Inc.
2.88%, 05/01/2030	490,000	459,675
4.40%, 11/15/2025	100,000	103,315
5.25%, 11/15/2048	55,000	61,436
Fomento Economico Mexicano SAB de CV
3.50%, 01/16/2050	280,000	258,952
Keurig Dr. Pepper, Inc.
3.43%, 06/15/2027	50,000	50,058
4.42%, 05/25/2025	86,000	88,968
4.99%, 05/25/2038	124,000	135,923

		2,799,384

Biotechnology - 0.5%
AbbVie, Inc.
3.85%, 06/15/2024	302,000	308,125
4.05%, 11/21/2039	858,000	879,724
4.40%, 11/06/2042	205,000	216,494
4.50%, 05/14/2035	200,000	214,686
Biogen, Inc.
2.25%, 05/01/2030	162,000	146,160
Gilead Sciences, Inc.
2.60%, 10/01/2040	325,000	274,139
Regeneron Pharmaceuticals, Inc.
1.75%, 09/15/2030	480,000	416,591

		2,455,919

Building Products - 0.2%
Lennox International, Inc.
1.35%, 08/01/2025	570,000	534,281
Masco Corp.
2.00%, 10/01/2030	90,000	77,962
6.50%, 08/15/2032	130,000	153,219

		765,462

Capital Markets - 2.1%
Blackstone Secured Lending Fund
3.65%, 07/14/2023	210,000	211,261
Credit Suisse Group AG
Fixed until 02/02/2026, 1.31% (C), 02/02/2027 (A)	260,000	232,543
Fixed until 06/05/2025, 2.19% (C), 06/05/2026 (A)	250,000	234,727
Fixed until 09/11/2024, 2.59% (C), 09/11/2025 (A)	355,000	343,238
4.28%, 01/09/2028 (A)	300,000	300,079
Deutsche Bank AG
Fixed until 11/24/2025, 2.13% (C), 11/24/2026	215,000	199,572
3.30%, 11/16/2022	200,000	201,348
3.70%, 05/30/2024	267,000	268,279
Goldman Sachs Group, Inc.
Fixed until 03/09/2026, 1.43% (C), 03/09/2027	625,000	577,313
Fixed until 10/21/2026, 1.95% (C), 10/21/2027	165,000	153,558
Fixed until 02/24/2027, 2.64% (C), 02/24/2028	290,000	277,688
Fixed until 06/05/2027, 3.69% (C), 06/05/2028	1,018,000	1,020,727
3.85%, 01/26/2027	1,090,000	1,101,054
4.25%, 10/21/2025	100,000	102,556

Transamerica Series Trust	Page 4

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2022

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Capital Markets (continued)
Macquarie Group Ltd.
Fixed until 01/15/2029, 5.03% (C), 01/15/2030 (A)	$ 700,000	$ 733,827
Morgan Stanley
Fixed until 02/13/2031, 1.79% (C), 02/13/2032	340,000	292,417
Fixed until 04/28/2025, 2.19% (C), 04/28/2026	800,000	773,661
3.13%, 07/27/2026	129,000	128,054
Fixed until 07/22/2027, 3.59% (C), 07/22/2028	356,000	357,920
Fixed until 01/24/2028, 3.77% (C), 01/24/2029	112,000	113,065
4.10%, 05/22/2023	150,000	152,754
4.35%, 09/08/2026	200,000	206,787
Fixed until 01/23/2029, 4.43% (C), 01/23/2030	383,000	400,502
5.00%, 11/24/2025	140,000	147,769
Nomura Holdings, Inc.
2.65%, 01/16/2025	377,000	367,102
2.68%, 07/16/2030	200,000	181,801
UBS Group AG
Fixed until 08/13/2029, 3.13% (C), 08/13/2030 (A)	200,000	192,265
3.49%, 05/23/2023 (A)	480,000	480,712
4.13%, 09/24/2025 (A)	210,000	214,190

		9,966,769

Chemicals - 0.3%
Air Liquide Finance SA
2.25%, 09/27/2023 (A)	200,000	199,344
Albemarle Corp.
5.45%, 12/01/2044	50,000	55,659
Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. LP
5.13%, 04/01/2025 (A)	464,000	489,599
DuPont de Nemours, Inc.
5.32%, 11/15/2038	100,000	114,948
International Flavors & Fragrances, Inc.
5.00%, 09/26/2048	89,000	97,568
LYB International Finance III LLC
3.38%, 10/01/2040	45,000	40,327
Nutrien Ltd.
4.13%, 03/15/2035	200,000	202,325
5.00%, 04/01/2049	80,000	92,812

		1,292,582

Commercial Services & Supplies - 0.1%
ERAC USA Finance LLC
5.63%, 03/15/2042 (A)	59,000	69,258
Triton Container International Ltd.
1.15%, 06/07/2024 (A)	275,000	261,109

		330,367

Construction & Engineering - 0.1%
Quanta Services, Inc.
2.35%, 01/15/2032	265,000	230,073
2.90%, 10/01/2030	380,000	351,629

		581,702

Construction Materials - 0.0% (E)
CRH America Finance, Inc.
3.40%, 05/09/2027 (A)	200,000	199,659

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Consumer Finance - 0.6%
BMW US Capital LLC
2.25%, 09/15/2023 (A)	$ 180,000	$ 179,243
Capital One Financial Corp.
4.20%, 10/29/2025	50,000	51,207
General Motors Financial Co., Inc.
1.20%, 10/15/2024	80,000	76,015
1.25%, 01/08/2026	473,000	433,624
2.35%, 01/08/2031	106,000	91,733
2.70%, 06/10/2031	215,000	189,339
4.35%, 01/17/2027	114,000	116,084
Hyundai Capital America
1.15%, 11/10/2022 (A)	406,000	403,198
1.30%, 01/08/2026 (A)	115,000	105,487
1.50%, 06/15/2026 (A)	220,000	200,283
1.80%, 10/15/2025 - 01/10/2028 (A)	360,000	325,473
2.38%, 10/15/2027 (A)	140,000	128,387
Stellantis Finance US, Inc.
1.71%, 01/29/2027 (A)	312,000	283,053
Volkswagen Group of America Finance LLC
1.63%, 11/24/2027 (A)	200,000	177,880

		2,761,006

Containers & Packaging - 0.1%
Graphic Packaging International LLC
1.51%, 04/15/2026 (A)	284,000	261,184
International Paper Co.
8.70%, 06/15/2038	50,000	73,023
Packaging Corp. of America
4.05%, 12/15/2049	140,000	142,678

		476,885

Diversified Consumer Services - 0.2%
Ford Foundation
2.82%, 06/01/2070	100,000	82,429
Nationwide Building Society
1.00%, 08/28/2025 (A)	200,000	184,958
Pepperdine University
3.30%, 12/01/2059	200,000	182,782
SART
4.75%, 07/15/2024	312,936	302,703
University of Southern California
3.23%, 10/01/2120	200,000	164,758

		917,630

Diversified Financial Services - 0.8%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
1.75%, 01/30/2026	150,000	137,305
2.45%, 10/29/2026	150,000	138,710
2.88%, 08/14/2024	255,000	248,165
3.00%, 10/29/2028	175,000	160,992
3.30%, 01/30/2032	165,000	148,763
4.50%, 09/15/2023	630,000	635,050
Aviation Capital Group LLC
4.13%, 08/01/2025 (A)	250,000	248,254
5.50%, 12/15/2024 (A)	243,000	250,337
Brookfield Finance, Inc.
3.90%, 01/25/2028	84,000	84,493
4.70%, 09/20/2047	25,000	26,485
China Southern Power Grid International Finance BVI Co. Ltd.
3.50%, 05/08/2027 (A)	240,000	240,883
GE Capital International Funding Unlimited Co.
4.42%, 11/15/2035	358,000	384,427

Transamerica Series Trust	Page 5

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2022

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Diversified Financial Services (continued)
Jefferies Group LLC
6.45%, 06/08/2027	$ 56,000	$ 63,087
LSEGA Financing PLC
2.00%, 04/06/2028 (A)	475,000	433,393
Mitsubishi HC Capital, Inc.
2.65%, 09/19/2022 (A)	200,000	200,325
Private Export Funding Corp.
3.55%, 01/15/2024	150,000	152,927

		3,553,596

Diversified Telecommunication Services - 0.5%
AT&T, Inc.
1.65%, 02/01/2028	60,000	54,767
2.25%, 02/01/2032	385,000	341,496
2.30%, 06/01/2027	600,000	571,557
3.10%, 02/01/2043	580,000	501,241
3.50%, 06/01/2041	165,000	152,068
3.55%, 09/15/2055	123,000	108,417
3.80%, 12/01/2057	170,000	155,004
GTP Acquisition Partners I LLC
3.48%, 06/15/2050 (A)	226,000	226,902
Verizon Communications, Inc.
2.10%, 03/22/2028	50,000	46,688
2.36%, 03/15/2032 (A)	36,000	32,463
2.65%, 11/20/2040	268,000	228,210

		2,418,813

Electric Utilities - 2.1%
AEP Transmission Co. LLC
4.00%, 12/01/2046	93,000	94,683
Alabama Power Co.
4.10%, 01/15/2042	66,000	65,047
Ausgrid Finance Pty Ltd.
3.85%, 05/01/2023 (A)	400,000	402,724
Baltimore Gas & Electric Co.
2.90%, 06/15/2050	120,000	103,521
Constellation Energy Generation LLC
6.25%, 10/01/2039	150,000	169,247
Duke Energy Carolinas LLC
6.00%, 12/01/2028	100,000	113,085
Duke Energy Progress LLC
4.10%, 03/15/2043	75,000	76,370
Duquesne Light Holdings, Inc.
3.62%, 08/01/2027 (A)	230,000	227,215
Edison International
3.55%, 11/15/2024	200,000	200,805
5.75%, 06/15/2027	110,000	118,231
Emera US Finance LP
4.75%, 06/15/2046	220,000	229,227
Enel Finance International NV
3.50%, 04/06/2028 (A)	200,000	197,818
Entergy Arkansas LLC
2.65%, 06/15/2051	175,000	142,598
Entergy Louisiana LLC
2.90%, 03/15/2051	130,000	112,070
Entergy Texas, Inc.
3.55%, 09/30/2049	100,000	94,052
Evergy Metro, Inc.
5.30%, 10/01/2041	100,000	114,947
Evergy, Inc.
2.90%, 09/15/2029	320,000	306,069
Fells Point Funding Trust
3.05%, 01/31/2027 (A)	555,000	532,799
Fortis, Inc.
3.06%, 10/04/2026	310,000	306,734

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Electric Utilities (continued)
ITC Holdings Corp.
2.95%, 05/14/2030 (A)	$ 120,000	$ 113,695
Jersey Central Power & Light Co.
4.30%, 01/15/2026 (A)	240,000	245,256
6.15%, 06/01/2037	70,000	84,463
John Sevier Combined Cycle Generation LLC
4.63%, 01/15/2042	58,156	63,208
Massachusetts Electric Co.
4.00%, 08/15/2046 (A)	105,000	99,977
Mid-Atlantic Interstate Transmission LLC
4.10%, 05/15/2028 (A)	110,000	111,175
Nevada Power Co.
5.38%, 09/15/2040	92,000	106,100
5.45%, 05/15/2041	50,000	57,709
New England Power Co.
3.80%, 12/05/2047 (A) (F)	95,000	89,281
Niagara Mohawk Power Corp.
1.96%, 06/27/2030 (A)	250,000	222,286
NRG Energy, Inc.
2.00%, 12/02/2025 (A)	195,000	183,569
2.45%, 12/02/2027 (A)	215,000	198,484
4.45%, 06/15/2029 (A)	220,000	220,241
OGE Energy Corp.
0.70%, 05/26/2023	140,000	137,155
Oklahoma Gas & Electric Co.
0.55%, 05/26/2023	170,000	166,408
Oncor Electric Delivery Co. LLC
5.75%, 03/15/2029	50,000	57,035
Pacific Gas & Electric Co.
1.37%, 03/10/2023	375,000	368,226
1.70%, 11/15/2023	170,000	165,806
1.75%, 06/16/2022	1,165,000	1,163,327
2.95%, 03/01/2026	130,000	123,784
3.25%, 02/16/2024	480,000	478,094
3.45%, 07/01/2025	210,000	205,275
3.75%, 08/15/2042	83,000	67,674
4.30%, 03/15/2045	140,000	119,414
PECO Energy Co.
2.80%, 06/15/2050	110,000	94,812
Pennsylvania Electric Co.
3.25%, 03/15/2028 (A)	38,000	36,611
Southern California Edison Co.
4.05%, 03/15/2042	250,000	239,908
5.55%, 01/15/2036	70,000	78,748
6.05%, 03/15/2039	60,000	70,826
Toledo Edison Co.
6.15%, 05/15/2037	200,000	243,469
Tri-State Generation & Transmission Association, Inc.
4.25%, 06/01/2046	62,000	61,103
Tucson Electric Power Co.
4.85%, 12/01/2048	350,000	393,198
Virginia Electric & Power Co.
4.45%, 02/15/2044	28,000	29,991

		9,703,550

Electrical Equipment - 0.1%
Eaton Corp.
4.00%, 11/02/2032	21,000	22,025
5.80%, 03/15/2037	100,000	116,927
7.63%, 04/01/2024	75,000	80,865

		219,817

Transamerica Series Trust	Page 6

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2022

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Electronic Equipment, Instruments & Components - 0.1%
Arrow Electronics, Inc.
3.25%, 09/08/2024	$ 66,000	$ 66,174
3.88%, 01/12/2028	155,000	155,769
4.50%, 03/01/2023	30,000	30,424
Corning, Inc.
3.90%, 11/15/2049	148,000	142,783
5.35%, 11/15/2048 (F)	115,000	136,572

		531,722

Energy Equipment & Services - 0.1%
Baker Hughes Holdings LLC
5.13%, 09/15/2040	100,000	113,711
Halliburton Co.
7.60%, 08/15/2096 (A)	50,000	59,575
Schlumberger Holdings Corp.
3.90%, 05/17/2028 (A)	227,000	229,721
Texas Eastern Transmission LP
2.80%, 10/15/2022 (A)	81,000	81,236
3.50%, 01/15/2028 (A)	37,000	36,832

		521,075

Entertainment - 0.1%
Activision Blizzard, Inc.
1.35%, 09/15/2030 (F)	239,000	207,194
Walt Disney Co.
8.88%, 04/26/2023	80,000	85,508
9.50%, 07/15/2024	70,000	80,402

		373,104

Equity Real Estate Investment Trusts - 1.6%
Alexandria Real Estate Equities, Inc.
1.88%, 02/01/2033	140,000	118,432
American Tower Corp.
1.88%, 10/15/2030	290,000	246,889
2.95%, 01/15/2051	87,000	68,552
3.10%, 06/15/2050	133,000	107,410
3.70%, 10/15/2049	300,000	267,231
Brixmor Operating Partnership LP
2.25%, 04/01/2028	200,000	182,977
2.50%, 08/16/2031	100,000	88,337
3.85%, 02/01/2025	200,000	201,664
Corporate Office Properties LP
2.75%, 04/15/2031	325,000	291,798
Crown Castle International Corp.
4.00%, 03/01/2027	47,000	47,722
Duke Realty LP
2.88%, 11/15/2029	100,000	95,873
3.25%, 06/30/2026	43,000	42,822
Equinix, Inc.
2.90%, 11/18/2026	300,000	290,937
Essex Portfolio LP
2.65%, 03/15/2032	255,000	233,130
GAIF Bond Issuer Pty Ltd.
3.40%, 09/30/2026 (A)	174,000	175,376
Goodman US Finance Three LLC
3.70%, 03/15/2028 (A)	108,000	107,944
Healthcare Trust of America Holdings LP
2.00%, 03/15/2031 (F)	160,000	138,466
Healthpeak Properties, Inc.
2.13%, 12/01/2028	330,000	304,058
3.50%, 07/15/2029	260,000	259,669
Life Storage LP
2.40%, 10/15/2031	125,000	110,177
4.00%, 06/15/2029	305,000	309,153
Mid-America Apartments LP
1.70%, 02/15/2031	160,000	138,746

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Equity Real Estate Investment Trusts (continued)
National Retail Properties, Inc.
4.00%, 11/15/2025	$ 204,000	$ 209,610
Office Properties Income Trust
2.40%, 02/01/2027	255,000	227,144
3.45%, 10/15/2031	115,000	99,092
4.00%, 07/15/2022	196,000	196,411
Physicians Realty LP
2.63%, 11/01/2031	130,000	117,302
Public Storage
1.95%, 11/09/2028	155,000	143,372
2.25%, 11/09/2031	130,000	118,864
Realty Income Corp.
3.25%, 01/15/2031	200,000	196,428
Regency Centers LP
2.95%, 09/15/2029	240,000	228,667
Sabra Health Care LP
3.20%, 12/01/2031	205,000	182,901
Safehold Operating Partnership LP
2.85%, 01/15/2032 (F)	396,000	348,946
Scentre Group Trust 1 / Scentre Group Trust 2
3.50%, 02/12/2025 (A)	300,000	301,109
SITE Centers Corp.
3.63%, 02/01/2025	198,000	198,318
UDR, Inc.
2.10%, 08/01/2032	170,000	146,536
2.95%, 09/01/2026	72,000	70,533
3.20%, 01/15/2030	265,000	257,411
Welltower, Inc.
2.70%, 02/15/2027	42,000	40,953
3.10%, 01/15/2030	225,000	216,653
6.50%, 03/15/2041	100,000	128,563
WP Carey, Inc.
2.25%, 04/01/2033	340,000	290,469

		7,546,645

Food & Staples Retailing - 0.3%
7-Eleven, Inc.
1.30%, 02/10/2028 (A)	137,000	120,152
2.50%, 02/10/2041 (A)	139,000	112,077
Alimentation Couche-Tard, Inc.
3.44%, 05/13/2041 (A)	135,000	121,347
3.63%, 05/13/2051 (A)	150,000	135,945
3.80%, 01/25/2050 (A)	280,000	260,749
CK Hutchison International 19 Ltd.
3.63%, 04/11/2029 (A) (F)	245,000	247,230
CVS Pass-Through Trust
5.93%, 01/10/2034 (A)	185,950	205,635
8.35%, 07/10/2031 (A)	222,088	266,598
Kroger Co.
5.40%, 07/15/2040	12,000	13,895

		1,483,628

Food Products - 0.3%
Bunge Ltd. Finance Corp.
2.75%, 05/14/2031	395,000	363,428
Campbell Soup Co.
3.13%, 04/24/2050	89,000	74,031
Conagra Brands, Inc.
5.30%, 11/01/2038	60,000	66,012
Kraft Heinz Foods Co.
4.38%, 06/01/2046	146,000	143,756
4.63%, 10/01/2039	190,000	192,552
McCormick & Co., Inc.
2.50%, 04/15/2030	397,000	368,225

Transamerica Series Trust	Page 7

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2022

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Food Products (continued)
Mead Johnson Nutrition Co.
4.60%, 06/01/2044	$ 35,000	$ 39,176
Smithfield Foods, Inc.
3.00%, 10/15/2030 (A)	400,000	363,073

		1,610,253

Gas Utilities - 0.2%
Atmos Energy Corp.
0.63%, 03/09/2023	105,000	103,500
4.13%, 10/15/2044	75,000	76,987
4.15%, 01/15/2043	138,000	139,648
Boston Gas Co.
4.49%, 02/15/2042 (A)	26,000	26,600
CenterPoint Energy Resources Corp.
5.85%, 01/15/2041	100,000	118,658
One Gas, Inc.
2.00%, 05/15/2030	230,000	205,798
Southern Co. Gas Capital Corp.
3.95%, 10/01/2046	59,000	55,620
4.40%, 06/01/2043	63,000	63,084
5.88%, 03/15/2041	146,000	171,738
Southwest Gas Corp.
3.80%, 09/29/2046	111,000	100,325

		1,061,958

Health Care Equipment & Supplies - 0.1%
Boston Scientific Corp.
4.55%, 03/01/2039	98,000	105,928
DH Europe Finance II SARL
3.25%, 11/15/2039	134,000	128,526
Zimmer Biomet Holdings, Inc.
2.60%, 11/24/2031	283,000	258,316

		492,770

Health Care Providers & Services - 1.1%
Aetna, Inc.
4.50%, 05/15/2042	26,000	27,090
6.75%, 12/15/2037	50,000	63,893
Anthem, Inc.
4.63%, 05/15/2042	50,000	54,672
4.65%, 01/15/2043 - 08/15/2044	184,000	201,479
Bon Secours Mercy Health, Inc.
3.21%, 06/01/2050	215,000	182,027
Children’s Hospital
2.93%, 07/15/2050	180,000	147,358
Cigna Corp.
4.80%, 07/15/2046	50,000	55,294
CommonSpirit Health
1.55%, 10/01/2025	150,000	141,029
2.78%, 10/01/2030	150,000	139,811
3.91%, 10/01/2050	145,000	138,068
Cottage Health Obligated Group
3.30%, 11/01/2049	230,000	212,473
Hartford HealthCare Corp.
3.45%, 07/01/2054	490,000	462,302
HCA, Inc.
3.50%, 07/15/2051	290,000	250,072
5.13%, 06/15/2039	245,000	264,414
5.25%, 06/15/2026	220,000	232,442
McKesson Corp.
0.90%, 12/03/2025	230,000	211,525
Memorial Health Services
3.45%, 11/01/2049	445,000	418,429
MultiCare Health System
2.80%, 08/15/2050	125,000	103,266

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Health Care Providers & Services (continued)
NYU Langone Hospitals
3.38%, 07/01/2055	$ 190,000	$ 168,429
Providence St. Joseph Health Obligated Group
2.75%, 10/01/2026	84,000	83,198
Quest Diagnostics, Inc.
3.45%, 06/01/2026	39,000	39,414
Texas Health Resources
2.33%, 11/15/2050	120,000	91,093
4.33%, 11/15/2055	250,000	278,915
UnitedHealth Group, Inc.
3.25%, 05/15/2051	140,000	132,058
3.50%, 08/15/2039	310,000	307,798
4.63%, 07/15/2035	140,000	156,485
Universal Health Services, Inc.
2.65%, 10/15/2030 (A)	400,000	363,175
Yale-New Haven Health Services Corp.
2.50%, 07/01/2050	201,000	157,195

		5,083,404

Hotels, Restaurants & Leisure - 0.0% (E)
McDonald’s Corp.
4.70%, 12/09/2035	105,000	114,184
6.30%, 10/15/2037	63,000	80,776

		194,960

Household Durables - 0.0% (E)
Lennar Corp.
4.50%, 04/30/2024	95,000	97,453

Independent Power & Renewable Electricity Producers - 0.0% (E)
Alexander Funding Trust
1.84%, 11/15/2023 (A)	200,000	194,024

Industrial Conglomerates - 0.0% (E)
Roper Technologies, Inc.
2.00%, 06/30/2030	150,000	133,182

Insurance - 1.3%
AIA Group Ltd.
3.20%, 09/16/2040 (A)	200,000	177,734
3.60%, 04/09/2029 (A)	200,000	201,474
AIG SunAmerica Global Financing X
6.90%, 03/15/2032 (A)	200,000	251,612
American International Group, Inc.
4.70%, 07/10/2035	100,000	106,679
Assurant, Inc.
4.20%, 09/27/2023	225,000	228,900
Athene Global Funding
0.95%, 01/08/2024 (A)	144,000	138,699
1.45%, 01/08/2026 (A)	150,000	139,008
2.50%, 01/14/2025 (A)	42,000	40,805
2.95%, 11/12/2026 (A)	1,050,000	1,017,973
Berkshire Hathaway Finance Corp.
3.85%, 03/15/2052	200,000	204,397
4.30%, 05/15/2043	83,000	88,657
4.40%, 05/15/2042	221,000	238,258
Brown & Brown, Inc.
2.38%, 03/15/2031	490,000	430,539
Corebridge Financial, Inc.
3.65%, 04/05/2027 (A)	180,000	179,716
3.85%, 04/05/2029 (A)	125,000	124,772
Dai-ichi Life Insurance Co. Ltd.
Fixed until 07/24/2026 (G), 4.00% (A) (C)	207,000	205,795
F&G Global Funding
1.75%, 06/30/2026 (A)	190,000	176,826

Transamerica Series Trust	Page 8

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2022

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Insurance (continued)
Guardian Life Insurance Co. of America
4.85%, 01/24/2077 (A)	$ 42,000	$ 47,886
Hanover Insurance Group, Inc.
2.50%, 09/01/2030	130,000	118,178
Hartford Financial Services Group, Inc.
4.30%, 04/15/2043	100,000	100,591
Intact US Holdings, Inc.
4.60%, 11/09/2022	200,000	202,193
Liberty Mutual Group, Inc.
3.95%, 10/15/2050 (A)	230,000	217,433
Massachusetts Mutual Life Insurance Co.
7.63%, 11/15/2023 (A)	250,000	265,131
New York Life Insurance Co.
4.45%, 05/15/2069 (A)	210,000	217,869
Northwestern Mutual Global Funding
1.70%, 06/01/2028 (A)	200,000	183,426
Pacific Life Insurance Co.
Fixed until 10/24/2047, 4.30% (A) 10/24/2067 (C)	124,000	114,855
Prudential Insurance Co. of America
8.30%, 07/01/2025 (A)	450,000	512,395
Teachers Insurance & Annuity Association of America
4.90%, 09/15/2044 (A)	100,000	110,339
University of Miami
4.06%, 04/01/2052	110,000	110,947

		6,153,087

Internet & Direct Marketing Retail - 0.1%
Amazon.com, Inc.
3.88%, 08/22/2037	230,000	243,491

IT Services - 0.2%
CGI, Inc.
2.30%, 09/14/2031 (A)	365,000	318,400
Fiserv, Inc.
3.20%, 07/01/2026	135,000	134,472
4.40%, 07/01/2049	125,000	129,002
Global Payments, Inc.
2.90%, 05/15/2030 - 11/15/2031	125,000	114,399
3.20%, 08/15/2029	234,000	222,362
Leidos, Inc.
2.30%, 02/15/2031	125,000	108,700

		1,027,335

Leisure Products - 0.1%
Hasbro, Inc.
3.90%, 11/19/2029	334,000	335,293

Life Sciences Tools & Services - 0.1%
Thermo Fisher Scientific, Inc.
2.00%, 10/15/2031	335,000	300,776

Machinery - 0.2%
nVent Finance SARL
4.55%, 04/15/2028	187,000	192,849
Otis Worldwide Corp.
2.57%, 02/15/2030	350,000	327,149
Parker-Hannifin Corp.
4.10%, 03/01/2047 (A)	58,000	57,699
4.45%, 11/21/2044	85,000	88,143
Xylem, Inc.
2.25%, 01/30/2031	120,000	109,016
3.25%, 11/01/2026	33,000	33,054

		807,910

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Media - 0.6%
Charter Communications Operating LLC / Charter Communications Operating Capital
3.70%, 04/01/2051	$ 280,000	$ 230,625
4.80%, 03/01/2050	250,000	237,363
6.83%, 10/23/2055	125,000	148,139
Comcast Corp.
2.89%, 11/01/2051 (A)	302,000	254,442
3.20%, 07/15/2036	200,000	192,288
3.25%, 11/01/2039	235,000	222,955
4.00%, 11/01/2049	150,000	151,265
4.20%, 08/15/2034	407,000	434,502
4.25%, 01/15/2033	223,000	240,878
Discovery Communications LLC
4.00%, 09/15/2055	275,000	237,132
Paramount Global
4.00%, 01/15/2026	83,000	84,457
SES SA
3.60%, 04/04/2023 (A) (F)	100,000	100,557
Time Warner Cable LLC
6.55%, 05/01/2037	300,000	345,071
7.30%, 07/01/2038	100,000	121,497

		3,001,171

Metals & Mining - 0.4%
Barrick Gold Corp.
6.45%, 10/15/2035	40,000	49,292
Glencore Funding LLC
2.50%, 09/01/2030 (A)	780,000	698,072
4.13%, 05/30/2023 (A)	122,000	123,942
Nucor Corp.
2.98%, 12/15/2055	80,000	66,055
Reliance Steel & Aluminum Co.
1.30%, 08/15/2025	620,000	580,221
Steel Dynamics, Inc.
1.65%, 10/15/2027	184,000	167,356

		1,684,938

Multi-Utilities - 0.2%
CMS Energy Corp.
2.95%, 02/15/2027	97,000	94,142
Delmarva Power & Light Co.
4.00%, 06/01/2042	47,000	45,913
4.15%, 05/15/2045	150,000	152,115
Dominion Energy, Inc.
2.85%, 08/15/2026	61,000	59,978
5.25%, 08/01/2033	100,000	111,722
NiSource, Inc.
1.70%, 02/15/2031	200,000	169,001
Public Service Co. of Colorado
3.55%, 06/15/2046	53,000	49,116
6.50%, 08/01/2038	45,000	58,859
Public Service Co. of Oklahoma
6.63%, 11/15/2037	150,000	186,039
San Diego Gas & Electric Co.
3.95%, 11/15/2041	44,000	43,317
6.00%, 06/01/2026	50,000	54,948

		1,025,150

Multiline Retail - 0.2%
Dollar General Corp.
4.13%, 05/01/2028	62,000	63,988

Transamerica Series Trust	Page 9

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2022

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Multiline Retail (continued)
Kohl’s Corp.
3.38%, 05/01/2031 (F)	$ 399,000	$ 382,771
Nordstrom, Inc.
4.25%, 08/01/2031 (F)	298,000	271,180

		717,939

Oil, Gas & Consumable Fuels - 2.3%
APT Pipelines Ltd.
4.25%, 07/15/2027 (A)	191,000	196,182
BP Capital Markets America, Inc.
2.77%, 11/10/2050	265,000	220,119
2.94%, 06/04/2051	80,000	68,175
3.00%, 03/17/2052	205,000	174,636
Buckeye Partners LP
5.85%, 11/15/2043	100,000	85,244
Chevron USA, Inc.
3.25%, 10/15/2029	180,000	182,969
3.90%, 11/15/2024	120,000	123,795
Diamondback Energy, Inc.
3.25%, 12/01/2026	150,000	149,988
Ecopetrol SA
4.13%, 01/16/2025	100,000	98,503
5.38%, 06/26/2026	116,000	117,514
5.88%, 09/18/2023	71,000	72,431
Energy Transfer LP
4.40%, 03/15/2027	940,000	957,010
4.75%, 01/15/2026	67,000	69,672
4.95%, 05/15/2028 - 01/15/2043	278,000	273,043
5.30%, 04/01/2044	50,000	51,415
5.50%, 06/01/2027	47,000	50,492
6.05%, 06/01/2041	225,000	249,942
Eni SpA
4.00%, 09/12/2023 (A)	200,000	202,832
5.70%, 10/01/2040 (A)	125,000	141,905
Eni USA, Inc.
7.30%, 11/15/2027	70,000	82,171
Enterprise Products Operating LLC
3.90%, 02/15/2024	158,000	161,006
4.45%, 02/15/2043	151,000	152,213
4.95%, 10/15/2054	46,000	49,986
5.10%, 02/15/2045	39,000	42,530
5.75%, 03/01/2035	200,000	225,728
7.55%, 04/15/2038	151,000	200,430
EQM Midstream Partners LP
5.50%, 07/15/2028	250,000	251,931
EQT Corp.
3.90%, 10/01/2027	116,000	116,000
Exxon Mobil Corp.
3.00%, 08/16/2039	300,000	278,146
Flex Intermediate Holdco LLC
3.36%, 06/30/2031 (A)	195,000	181,199
4.32%, 12/30/2039 (A)	135,000	125,622
Galaxy Pipeline Assets Bidco Ltd.
2.94%, 09/30/2040 (A)	245,653	221,498
Gray Oak Pipeline LLC
2.00%, 09/15/2023 (A)	145,000	142,926
2.60%, 10/15/2025 (A)	175,000	168,034
3.45%, 10/15/2027 (A)	370,000	356,629
HollyFrontier Corp.
2.63%, 10/01/2023	265,000	262,439
5.88%, 04/01/2026	139,000	144,796
Lundin Energy Finance BV
2.00%, 07/15/2026 (A)	200,000	186,487
Magellan Midstream Partners LP
3.20%, 03/15/2025	68,000	67,442

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
Marathon Petroleum Corp.
4.70%, 05/01/2025	$ 280,000	$ 291,285
ONEOK Partners LP
3.38%, 10/01/2022	30,000	30,093
5.00%, 09/15/2023	65,000	67,059
6.65%, 10/01/2036	210,000	240,259
Phillips 66 Partners LP
3.15%, 12/15/2029	175,000	168,807
3.55%, 10/01/2026	34,000	34,021
4.90%, 10/01/2046	72,000	79,047
Pioneer Natural Resources Co.
1.90%, 08/15/2030	280,000	248,244
Plains All American Pipeline LP / PAA Finance Corp.
4.30%, 01/31/2043	100,000	88,624
Saudi Arabian Oil Co.
1.63%, 11/24/2025 (A)	200,000	189,656
Southern Natural Gas Co. LLC
4.80%, 03/15/2047 (A)	69,000	72,929
8.00%, 03/01/2032	56,000	71,111
Spectra Energy Partners LP
4.50%, 03/15/2045	70,000	71,512
Suncor Energy, Inc.
5.95%, 12/01/2034	140,000	161,985
6.80%, 05/15/2038	50,000	64,411
7.88%, 06/15/2026	168,000	195,945
Targa Resources Corp.
4.20%, 02/01/2033	90,000	90,904
TC PipeLines LP
4.38%, 03/13/2025	650,000	665,870
TotalEnergies Capital International SA
2.99%, 06/29/2041	350,000	319,211
3.13%, 05/29/2050	305,000	276,349
3.46%, 07/12/2049	285,000	274,223
TransCanada PipeLines Ltd.
6.20%, 10/15/2037	100,000	122,267
Valero Energy Corp.
2.15%, 09/15/2027	220,000	206,242

		10,933,134

Personal Products - 0.2%
Estee Lauder Cos., Inc.
2.60%, 04/15/2030	467,000	449,253
GSK Consumer Healthcare Capital US LLC
3.63%, 03/24/2032 (A)	250,000	250,142

		699,395

Pharmaceuticals - 0.7%
AstraZeneca PLC
2.13%, 08/06/2050 (F)	140,000	107,486
4.00%, 09/18/2042	80,000	84,159
6.45%, 09/15/2037	100,000	132,840
Baxalta, Inc.
3.60%, 06/23/2022	20,000	20,020
5.25%, 06/23/2045	9,000	10,327
Bristol-Myers Squibb Co.
3.90%, 02/20/2028	200,000	208,663
4.13%, 06/15/2039	179,000	192,382
Mylan, Inc.
5.40%, 11/29/2043	50,000	48,791
Royalty Pharma PLC
0.75%, 09/02/2023	250,000	242,846
1.20%, 09/02/2025	105,000	96,710
Shire Acquisitions Investments Ireland DAC
2.88%, 09/23/2023	44,000	44,143
3.20%, 09/23/2026	319,000	319,961

Transamerica Series Trust	Page 10

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2022

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Pharmaceuticals (continued)
Takeda Pharmaceutical Co. Ltd.
3.03%, 07/09/2040	$ 545,000	$ 485,888
3.18%, 07/09/2050	220,000	192,343
Utah Acquisition Sub, Inc.
3.95%, 06/15/2026	70,000	69,546
Viatris, Inc.
2.30%, 06/22/2027	636,000	579,767
Zoetis, Inc.
2.00%, 05/15/2030	200,000	179,366

		3,015,238

Professional Services - 0.1%
S&P Global, Inc.
2.90%, 03/01/2032 (A)	185,000	179,468
4.25%, 05/01/2029 (A)	346,000	364,633

		544,101

Road & Rail - 0.9%
Avolon Holdings Funding Ltd.
2.13%, 02/21/2026 (A)	150,000	137,120
2.53%, 11/18/2027 (A)	1,230,000	1,088,348
2.88%, 02/15/2025 (A)	337,000	323,923
4.25%, 04/15/2026 (A)	195,000	192,531
4.38%, 05/01/2026 (A)	315,000	311,129
5.50%, 01/15/2026 (A)	475,000	490,799
Burlington Northern Santa Fe LLC
3.55%, 02/15/2050	93,000	92,106
4.38%, 09/01/2042	88,000	94,934
5.15%, 09/01/2043	154,000	182,929
6.15%, 05/01/2037	70,000	89,996
CSX Corp.
3.35%, 09/15/2049	30,000	27,908
4.75%, 11/15/2048	100,000	114,467
Kansas City Southern
4.70%, 05/01/2048	196,000	216,222
Norfolk Southern Corp.
3.95%, 10/01/2042	35,000	35,422
4.05%, 08/15/2052	150,000	157,440
Park Aerospace Holdings Ltd.
4.50%, 03/15/2023 (A)	365,000	367,614
5.50%, 02/15/2024 (A)	25,000	25,604
Union Pacific Corp.
4.10%, 09/15/2067	80,000	82,762
Union Pacific Railroad Co. Pass-Through Trust
4.70%, 01/02/2024	1,529	1,560

		4,032,814

Semiconductors & Semiconductor Equipment - 0.7%
Advanced Micro Devices, Inc.
2.38%, 06/01/2030	630,000	585,400
Analog Devices, Inc.
2.80%, 10/01/2041	224,000	201,197
Broadcom, Inc.
1.95%, 02/15/2028 (A)	596,000	537,591
3.14%, 11/15/2035 (A)	300,000	264,380
3.19%, 11/15/2036 (A)	395,000	346,441
KLA Corp.
3.30%, 03/01/2050	190,000	178,862
Microchip Technology, Inc.
0.97%, 02/15/2024	330,000	316,492
0.98%, 09/01/2024 (A)	380,000	360,095

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Semiconductors & Semiconductor Equipment (continued)
NXP BV / NXP Funding LLC / NXP USA, Inc.
2.50%, 05/11/2031 (A)	$ 355,000	$ 321,052
3.25%, 05/11/2041 (A)	365,000	322,185

		3,433,695

Software - 0.5%
Citrix Systems, Inc.
1.25%, 03/01/2026	75,000	73,007
Microsoft Corp.
3.04%, 03/17/2062	172,000	160,454
3.50%, 02/12/2035	185,000	193,784
Oracle Corp.
2.30%, 03/25/2028	540,000	494,108
3.60%, 04/01/2040	400,000	347,313
3.85%, 07/15/2036	129,000	118,762
3.90%, 05/15/2035	111,000	104,442
4.30%, 07/08/2034	23,000	22,693
VMware, Inc.
1.40%, 08/15/2026	416,000	382,431
4.65%, 05/15/2027	135,000	141,367
Workday, Inc.
3.50%, 04/01/2027	271,000	271,536

		2,309,897

Specialty Retail - 0.1%
AutoZone, Inc.
1.65%, 01/15/2031 (F)	180,000	153,455
Lowe’s Cos., Inc.
1.70%, 10/15/2030	110,000	96,034
O’Reilly Automotive, Inc.
3.60%, 09/01/2027	124,000	125,521

		375,010

Technology Hardware, Storage & Peripherals - 0.3%
Apple, Inc.
3.45%, 02/09/2045	226,000	224,385
3.75%, 11/13/2047	50,000	51,840
3.85%, 08/04/2046	181,000	191,012
Dell International LLC / EMC Corp.
5.45%, 06/15/2023	35,000	36,069
6.02%, 06/15/2026	522,000	566,098
HP, Inc.
3.00%, 06/17/2027	170,000	165,642

		1,235,046

Tobacco - 0.3%
Altria Group, Inc.
2.45%, 02/04/2032	410,000	356,456
BAT Capital Corp.
2.26%, 03/25/2028	225,000	202,249
3.73%, 09/25/2040	150,000	123,011
3.98%, 09/25/2050	235,000	192,488
4.39%, 08/15/2037	245,000	227,875
4.54%, 08/15/2047	55,000	49,058
BAT International Finance PLC
1.67%, 03/25/2026	170,000	156,187

		1,307,324

Trading Companies & Distributors - 0.3%
Air Lease Corp.
2.88%, 01/15/2026	240,000	231,798
3.25%, 03/01/2025 - 10/01/2029	604,000	579,014
3.38%, 07/01/2025	395,000	389,770

Transamerica Series Trust	Page 11

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2022

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Trading Companies & Distributors (continued)
BOC Aviation Ltd.
2.75%, 09/18/2022 (A)	$ 200,000	$ 200,023
International Lease Finance Corp.
5.88%, 08/15/2022	200,000	202,442

		1,603,047

Transportation Infrastructure - 0.0% (E)
Penske Truck Leasing Co. LP / PTL Finance Corp.
2.70%, 03/14/2023 (A)	100,000	100,450

Water Utilities - 0.1%
American Water Capital Corp.
2.80%, 05/01/2030	316,000	303,070
3.45%, 06/01/2029	85,000	85,188
4.00%, 12/01/2046	86,000	86,856

		475,114

Wireless Telecommunication Services - 0.2%
America Movil SAB de CV
3.63%, 04/22/2029	290,000	293,346
4.38%, 04/22/2049	200,000	213,100
Rogers Communications, Inc.
4.55%, 03/15/2052 (A)	175,000	174,823
Vodafone Group PLC
4.88%, 06/19/2049	210,000	228,405
5.25%, 05/30/2048	172,000	192,529

		1,102,203

Total Corporate Debt Securities (Cost $143,314,777)		137,249,349

FOREIGN GOVERNMENT OBLIGATIONS - 1.1%
Israel - 0.4%
Israel Government AID Bond
Zero Coupon, 08/15/2025	1,000,000	902,415
5.50%, 09/18/2033	100,000	127,252
Israel Government AID Bond, Principal Only STRIPS
Zero Coupon, 08/15/2023	1,000,000	963,759

		1,993,426

Mexico - 0.5%
Mexico Government International Bond
2.66%, 05/24/2031 (F)	289,000	262,900
3.75%, 01/11/2028	210,000	213,839
3.77%, 05/24/2061	217,000	176,011
4.13%, 01/21/2026 (F)	200,000	209,980
4.35%, 01/15/2047	104,000	96,250
4.40%, 02/12/2052	780,000	717,779
4.60%, 01/23/2046	448,000	430,394
4.75%, 03/08/2044	60,000	59,089

		2,166,242

Panama - 0.1%
Panama Government International Bond
3.87%, 07/23/2060	385,000	337,333
4.50%, 04/16/2050	200,000	197,804

		535,137

Peru - 0.0% (E)
Peru Government International Bond
5.63%, 11/18/2050	36,000	45,696

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Saudi Arabia - 0.1%
Saudi Arabia Government International Bond
2.25%, 02/02/2033 (A)	$ 200,000	$ 184,000

Total Foreign Government Obligations (Cost $5,149,660)		4,924,501

MORTGAGE-BACKED SECURITIES - 7.5%
Alternative Loan Trust
Series 2004-2CB, Class 1A9,
5.75%, 03/25/2034	107,948	110,005
Series 2005-28CB, Class 1A4,
5.50%, 08/25/2035	81,764	79,653
Series 2005-54CB, Class 1A11,
5.50%, 11/25/2035	24,176	21,450
Alternative Loan Trust, Interest Only STRIPS
Series 2005-20CB, Class 3A8,
1-Month LIBOR + 4.75%, 4.29% (C), 07/25/2035	149,227	12,940
Series 2005-22T1, Class A2,
1-Month LIBOR + 5.07%, 4.61% (C), 06/25/2035	359,313	38,352
BAMLL Commercial Mortgage Securities Trust
Series 2012-PARK, Class A,
2.96%, 12/10/2030 (A)	100,000	100,310
Series 2014-520M, Class C,
4.21% (C), 08/15/2046 (A)	200,000	190,700
Banc of America Funding Trust, Principal Only STRIPS
Series 2004-1,
03/25/2034	8,546	6,488
Series 2005-7, Class 30,
11/25/2035	10,085	9,741
Series 2005-8, Class 30,
01/25/2036	2,283	1,602
Banc of America Mortgage Trust
Series 2003-J, Class 3A2,
2.25% (C), 11/25/2033	10,293	10,145
Bayview Financing Trust
Series 2020-3F, Class A,
1-Month LIBOR + 3.00%, 3.08%, 11/10/2022	434,426	433,677
BB-UBS Trust
Series 2012-SHOW, Class A,
3.43%, 11/05/2036 (A)	550,000	543,554
Bear Stearns ARM Trust
Series 2006-1, Class A1,
1-Year CMT + 2.25%, 2.40% (C), 02/25/2036	14,709	14,883
Chase Mortgage Finance Trust
Series 2007-A1, Class 1A3,
2.33% (C), 02/25/2037	23,399	23,438
Series 2007-A2, Class 2A1,
2.38% (C), 06/25/2035	11,637	11,713
CHL Mortgage Pass-Through Trust
Series 2004-3, Class A26,
5.50%, 04/25/2034	30,188	29,524
Series 2004-3, Class A4,
5.75%, 04/25/2034	18,113	17,789
Series 2004-7, Class 2A1,
2.52% (C), 06/25/2034	8,941	8,989
Series 2004-8, Class 2A1,
4.50%, 06/25/2019 (B)	255	255

Transamerica Series Trust	Page 12

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2022

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
CHL Mortgage Pass-Through Trust (continued)
Series 2004-HYB1, Class 2A,
2.68% (C), 05/20/2034	$ 7,201	$ 7,281
Series 2005-22, Class 2A1,
2.49% (C), 11/25/2035	56,138	52,763
Citigroup Mortgage Loan Trust, Inc.
Series 2003-1, Class 2A5,
5.25%, 10/25/2033	3,644	3,590
COMM Mortgage Trust
Series 2013-SFS, Class A2,
2.99% (C), 04/12/2035 (A)	125,000	124,399
Series 2015-CR25, Class A4,
3.76%, 08/10/2048	422,000	427,801
Series 2018-HOME, Class A,
3.82% (C), 04/10/2033 (A)	1,160,000	1,148,309
Series 2020-CBM, Class C,
3.40%, 02/10/2037 (A)	880,000	842,936
Credit Suisse First Boston Mortgage Securities Corp.
Series 2003-21, Class 1A4,
5.25%, 09/25/2033	9,947	9,795
Series 2004-5, Class 3A1,
5.25%, 08/25/2019	2,274	2,084
CSFB Mortgage-Backed Pass-Through Certificates
Series 2003-27, Class 5A4,
5.25%, 11/25/2033	1,826	1,803
Federal National Mortgage Association
Series 2022-M3, Class A2,
1.76%, 11/25/2031	1,200,000	1,081,377
FMC GMSR Issuer Trust
3.69%, 02/25/2024	1,765,000	1,765,000
Series 2020-GT1, Class A,
4.45% (C), 01/25/2026 (A)	1,100,000	1,061,332
Series 2021-GT1, Class A,
3.62% (C), 07/25/2026 (A)	1,100,000	1,031,881
Series 2021-GT2, Class A,
3.85% (C), 10/25/2026 (A)	840,000	777,936
GS Mortgage Securities Corp. Trust
Series 2012-ALOH, Class A,
3.55%, 04/10/2034 (A)	750,000	749,668
GSMPS Mortgage Loan Trust
Series 2005-RP2, Class 1AF,
1-Month LIBOR + 0.35%, 0.81% (C), 03/25/2035 (A)	95,340	91,126
Series 2005-RP3, Class 1AF,
1-Month LIBOR + 0.35%, 0.81% (C), 09/25/2035 (A)	64,241	55,902
GSR Mortgage Loan Trust
Series 2004-6F, Class 2A4,
5.50%, 05/25/2034	17,522	17,288
Series 2004-8F, Class 2A3,
6.00%, 09/25/2034	10,669	10,668
Series 2005-7F, Class 3A9,
6.00%, 09/25/2035	22,436	22,435
Series 2006-1F, Class 2A4,
6.00%, 02/25/2036	37,231	23,683
Headlands Residential LLC
Series 2017-RPL1, Class A,
3.88% (C), 11/25/2024 (A)	518,067	514,255
Impac Secured Assets Trust
Series 2006-1, Class 2A1,
1-Month LIBOR + 0.70%, 1.16% (C), 05/25/2036	12,595	12,360
Independence Plaza Trust
Series 2018-INDP, Class A,
3.76%, 07/10/2035 (A)	765,000	760,157

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
JPMorgan Mortgage Trust
Series 2006-A2, Class 5A3,
2.27% (C), 11/25/2033	$ 8,317	$ 8,358
Ladder Capital Commercial Mortgage Trust
Series 2013-GCP, Class A2,
3.99%, 02/15/2036 (A)	154,000	155,900
LHOME Mortgage Trust
Series 2019-RTL3, Class A1,
3.87%, 07/25/2024 (A)	145,966	145,903
Series 2021-RTL1, Class A1,
2.09% (C), 09/25/2026 (A)	495,000	475,802
MASTR Adjustable Rate Mortgages Trust
Series 2004-13, Class 2A1,
2.62% (C), 04/21/2034	13,822	13,743
Series 2004-13, Class 3A7,
2.76% (C), 11/21/2034	7,887	7,864
Series 2004-3, Class 4A2,
2.28% (C), 04/25/2034	7,039	6,954
MASTR Alternative Loan Trust
Series 2004-10, Class 1A1,
4.50%, 09/25/2019	763	747
MASTR Resecuritization Trust, Principal Only STRIPS
Series 2005, Class 3,
Zero Coupon, 05/28/2035 (A)	5,280	4,437
Merrill Lynch Mortgage Investors Trust
Series 2003-E, Class A1,
1-Month LIBOR + 0.62%, 1.08% (C), 10/25/2028	107,696	105,844
Series 2004-1, Class 2A1,
2.05% (C), 12/25/2034	23,866	23,716
Series 2004-A, Class A1,
1-Month LIBOR + 0.46%, 0.92% (C), 04/25/2029	62,957	60,867
MRCD Mortgage Trust
Series 2019-PARK, Class A,
2.72%, 12/15/2036 (A)	1,020,000	987,765
Series 2019-PARK, Class D,
2.72%, 12/15/2036 (A)	890,000	823,593
Nomura Asset Acceptance Corp. Alternative Loan Trust
Series 2003-A1, Class A2,
6.00%, 05/25/2033	3,715	3,748
Series 2003-A1, Class A5,
7.00%, 04/25/2033	10,051	10,635
PHH Alternative Mortgage Trust, Interest Only STRIPS
Series 2007-2, Class 2X,
6.00%, 05/25/2037	69,078	14,351
PRET LLC
Series 2021-RN4, Class A1,
2.49% (C), 10/25/2051 (A)	1,701,427	1,653,521
Pretium Mortgage Credit Partners I LLC
Series 2021-NPL1, Class A1,
2.24% (C), 09/27/2060 (A)	964,976	928,643
PRPM LLC
Series 2021-1, Class A1,
2.12% (C), 01/25/2026 (A)	846,101	813,086
Series 2021-2, Class A1,
2.12% (C), 03/25/2026 (A)	617,850	598,524
RALI Trust
Series 2002-QS16, Class A3,
1-Month LIBOR + 16.62%, 15.67% (C), 10/25/2017	43	44

Transamerica Series Trust	Page 13

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2022

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
RBS Commercial Funding, Inc. Trust
Series 2013-SMV, Class A,
3.26%, 03/11/2031 (A)	$ 160,000	$ 159,906
Seasoned Credit Risk Transfer Trust
Series 2019-1, Class MT,
3.50%, 07/25/2058	928,492	933,235
Series 2019-3, Class MB,
3.50%, 10/25/2058	565,941	561,157
Series 2019-4, Class M55D,
4.00%, 02/25/2059	746,551	761,215
Sequoia Mortgage Trust
Series 2003-1, Class 1A,
1-Month LIBOR + 0.76%, 1.21% (C), 04/20/2033	49,563	48,080
Series 2004-11, Class A1,
1-Month LIBOR + 0.60%, 1.05% (C), 12/20/2034	43,005	41,007
Series 2004-8, Class A1,
1-Month LIBOR + 0.70%, 1.15% (C), 09/20/2034	106,981	101,977
Series 2004-9, Class A1,
1-Month LIBOR + 0.68%, 1.13% (C), 10/20/2034	78,229	75,459
SLG Office Trust
Series 2021-OVA, Class A,
2.59%, 07/15/2041 (A)	1,005,000	935,144
Structured Adjustable Rate Mortgage Loan Trust
Series 2004-1, Class 4A4,
2.46% (C), 02/25/2034	87,064	86,842
Structured Asset Mortgage Investments II Trust
Series 2003-AR4, Class A1,
1-Month LIBOR + 0.70%, 1.15% (C), 01/19/2034	144,832	143,136
Series 2004-AR1, Class 1A1,
1-Month LIBOR + 0.70%, 1.15% (C), 03/19/2034	113,363	109,885
Series 2004-AR5, Class 1A1,
1-Month LIBOR + 0.66%, 1.11% (C), 10/19/2034	18,759	18,348
Series 2005-AR5, Class A3,
1-Month LIBOR + 0.50%, 0.95% (C), 07/19/2035	54,649	52,697
Thornburg Mortgage Securities Trust
Series 2004-4, Class 3A,
1.89% (C), 12/25/2044	31,475	31,208
Toorak Mortgage Corp. Ltd.
Series 2019-2, Class A1,
3.72% (C), 09/25/2022	433,479	430,307
Towd Point Mortgage Trust
Series 2021-R1, Class A1,
2.92% (C), 11/30/2060 (A)	1,445,905	1,393,776
TVC Mortgage Trust
Series 2020-RTL1, Class A1,
3.47%, 09/25/2024 (A)	1,332,505	1,331,604
UBS-BAMLL Trust
Series 2012-WRM, Class A,
3.66%, 06/10/2030 (A)	231,000	230,609
UBS-Barclays Commercial Mortgage Trust
Series 2012-C2, Class A4,
3.53%, 05/10/2063	81,398	81,302
Series 2013-C6, Class A4,
3.24%, 04/10/2046	286,000	286,966

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
UBS-Barclays Commercial Mortgage Trust, Interest Only STRIPS
Series 2012-C2, Class XA,
1.30% (C), 05/10/2063 (A)	$ 456,983	$ 339
VNDO Mortgage Trust
Series 2012-6AVE, Class A,
3.00%, 11/15/2030 (A)	544,235	546,420
VOLT C LLC
Series 2021-NPL9, Class A1,
1.99% (C), 05/25/2051 (A)	513,584	495,052
VOLT CI LLC
Series 2021-NP10, Class A1,
1.99% (C), 05/25/2051 (A)	538,997	523,573
VOLT XCII LLC
Series 2021-NPL1, Class A1,
1.89% (C), 02/27/2051 (A)	379,699	367,911
VOLT XCIII LLC
Series 2021-NPL2, Class A1,
1.89% (C), 02/27/2051 (A)	1,261,835	1,222,857
VOLT XCIV LLC
Series 2021-NPL3, Class A1,
2.24% (C), 02/27/2051 (A)	906,927	871,337
VOLT XCIX LLC
Series 2021-NPL8, Class A1,
2.12% (C), 04/25/2051 (A)	477,462	456,276
VOLT XCVI LLC
Series 2021-NPL5, Class A1,
2.12% (C), 03/27/2051 (A)	726,363	707,313
VOLT XCVII LLC
Series 2021-NPL6, Class A1,
2.24% (C), 04/25/2051 (A)	738,235	713,927
Wachovia Bank Commercial Mortgage Trust, Interest Only STRIPS
Series 2006-C24, Class XC,
0.00% (C), 03/15/2045 (A) (H)	45,556	0
WaMu Mortgage Pass-Through Certificates Trust
Series 2003-AR11, Class A6,
2.66% (C), 10/25/2033	35,396	34,972
Series 2003-AR6, Class A1,
2.57% (C), 06/25/2033	10,028	9,918
Series 2003-S3, Class 1A4,
5.50%, 06/25/2033	24,554	24,187
Series 2003-S9, Class A8,
5.25%, 10/25/2033	21,291	21,082
Series 2004-AR3, Class A2,
2.61% (C), 06/25/2034	5,525	5,498
Washington Mutual Mortgage Pass-Through Certificates Trust
Series 2005-4, Class CB7,
5.50%, 06/25/2035	66,389	65,607
Washington Mutual Mortgage Pass-Through Certificates Trust, Interest Only STRIPS
Series 2005-2, Class 1A4,
(1.00) * 1-Month LIBOR + 5.05%, 4.59% (C), 04/25/2035	224,668	18,861
Series 2005-3, Class CX,
5.50%, 05/25/2035	86,578	14,134
Washington Mutual MSC Mortgage Pass-Through Certificates Trust, Principal Only STRIPS
Series 2003-MS7, Class P,
Zero Coupon, 03/25/2033	303	253
Wells Fargo Commercial Mortgage Trust
Series 2016-C35, Class A4,
2.93%, 07/15/2048	1,103,000	1,082,131

Transamerica Series Trust	Page 14

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2022

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Wells Fargo Commercial Mortgage Trust (continued)
Series 2021-SAVE, Class A,
1-Month LIBOR + 1.15%, 1.55% (C), 02/15/2040 (A)	$ 549,958	$ 544,457
ZH Trust
Series 2021-1, Class A,
2.25%, 02/18/2027 (A)	500,000	492,225

Total Mortgage-Backed Securities (Cost $36,102,869)		35,137,272

MUNICIPAL GOVERNMENT OBLIGATIONS - 0.2%
California - 0.1%
City of Los Angeles Department of Airports, Revenue Bonds,
Series C,
6.58%, 05/15/2039	65,000	78,904
University of California Regents Medical Center Pooled Revenue, Revenue Bonds,
Series N,
3.71%, 05/15/2120	370,000	312,235

		391,139

New York - 0.1%
Port Authority of New York & New Jersey, Revenue Bonds,
4.46%, 10/01/2062	225,000	249,973
5.65%, 11/01/2040	155,000	189,108

		439,081

Ohio - 0.0% (E)
Ohio State University, Revenue Bonds,
Series A,
4.05%, 12/01/2056	106,000	111,820
4.80%, 06/01/2111	130,000	148,691

		260,511

Total Municipal Government Obligations (Cost $1,075,158)		1,090,731

U.S. GOVERNMENT AGENCY OBLIGATIONS - 25.0%
Federal Home Loan Mortgage Corp.
6-Month LIBOR + 1.74%, 1.88% (C), 10/01/2036	14,831	15,454
12-Month LIBOR + 1.69%, 1.94% (C), 12/01/2036	2,363	2,364
12-Month LIBOR + 1.67%, 1.97% (C), 11/01/2036	16,198	16,234
6-Month LIBOR + 1.62%, 2.00% (C), 08/01/2036	5,913	6,079
6-Month LIBOR + 1.78%, 2.00% (C), 07/01/2036	21,219	22,000
6-Month LIBOR + 1.91%, 2.19% (C), 03/01/2037	6,792	7,051
12-Month LIBOR + 1.94%, 2.23% (C), 06/01/2036	29,595	31,127
1-Year CMT + 2.25%, 2.36% (C), 02/01/2036	25,786	26,783
1-Year CMT + 2.25%, 2.38% (C), 01/01/2035 - 05/01/2036	20,271	21,147
6-Month LIBOR + 2.11%, 2.40% (C), 02/01/2037	12,563	12,773
1-Year CMT + 2.37%, 2.46% (C), 09/01/2034	22,111	23,078
1-Year CMT + 2.36%, 2.48% (C), 10/01/2036	8,330	8,352

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal Home Loan Mortgage Corp. (continued)
3.00%, 02/01/2052	$ 944,795	$ 926,058
3.50%, 01/01/2032 - 06/01/2043	676,251	689,798
4.00%, 06/01/2042 - 04/01/2049	1,426,067	1,485,648
4.50%, 05/01/2041 - 06/01/2048	633,177	666,917
5.50%, 08/01/2038	14,375	15,519
6.00%, 01/01/2034 - 12/01/2034	49,588	51,572
6.50%, 11/01/2036	10,065	11,210
7.00%, 01/01/2031	31,404	33,547
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
2.62%, 01/25/2023	1,250,000	1,256,256
2.72%, 07/25/2026	896,000	890,463
2.77%, 05/25/2025	750,000	749,730
2.81%, 09/25/2024	459,679	460,635
2.93%, 01/25/2023	162,334	163,054
2.97% (C), 04/25/2028	465,000	474,591
3.08%, 01/25/2031	1,179,000	1,199,228
3.30% (C), 11/25/2027	553,000	568,121
3.69%, 01/25/2029	133,000	140,010
3.85% (C), 05/25/2028	1,340,000	1,401,442
3.90% (C), 08/25/2028	860,000	912,851
Federal Home Loan Mortgage Corp. REMIC
1-Month LIBOR + 0.40%, 0.51% (C), 07/15/2037	78,746	78,751
1-Month LIBOR + 0.35%, 0.75% (C), 06/15/2043	439,599	438,514
1-Month LIBOR + 0.40%, 0.80% (C), 10/15/2041	108,812	108,936
1-Month LIBOR + 0.44%, 0.84% (C), 02/15/2037	4,510	4,530
1-Month LIBOR + 0.55%, 0.95% (C), 08/15/2037	290,596	293,418
1-Month LIBOR + 0.68%, 1.08% (C), 11/15/2037	139,829	141,837
3.50%, 03/15/2035	2,000,000	2,063,758
4.00%, 12/15/2041	141,154	147,030
5.00%, 12/15/2022 - 05/15/2041	431,211	459,788
5.50%, 12/15/2022 - 05/15/2038	246,520	267,533
(3.62) * 1-Month LIBOR + 27.21%, 5.50% (C), 05/15/2041	28,672	29,605
6.00%, 05/15/2027 - 04/15/2036	478,395	517,035
6.38%, 03/15/2032	40,470	44,402
6.40%, 11/15/2023	4,277	4,377
6.50%, 08/15/2031 - 07/15/2036	234,008	254,416
7.00%, 03/15/2024 - 05/15/2032	331,303	365,725
7.25%, 09/15/2030 - 12/15/2030	80,881	90,380
7.50%, 02/15/2023 - 08/15/2030	21,043	22,893
8.00%, 01/15/2030	68,236	77,139
(1.25) * 1-Month LIBOR + 10.13%, 9.63% (C), 07/15/2032	22,579	23,988
(2.00) * 1-Month LIBOR + 13.29%, 12.49% (C), 07/15/2033	18,335	20,893
(1.83) * 1-Month LIBOR + 14.76%, 14.03% (C), 09/15/2033	3,499	4,182
(3.33) * 1-Month LIBOR + 17.50%, 16.18% (C), 02/15/2040	39,663	47,793
(3.67) * 1-Month LIBOR + 24.49%, 23.04% (C), 06/15/2034	6,173	6,602
Federal Home Loan Mortgage Corp. REMIC, Interest Only STRIPS
1.55% (C), 01/15/2040	39,681	1,555
(1.00) * 1-Month LIBOR + 6.00%, 5.60% (C), 11/15/2037 - 02/15/2039	56,768	7,592
(1.00) * 1-Month LIBOR + 6.20%, 5.80% (C), 06/15/2038	113,587	14,141

Transamerica Series Trust	Page 15

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2022

(unaudited)

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal Home Loan Mortgage Corp. REMIC, Interest Only STRIPS (continued)
(1.00) * 1-Month LIBOR + 6.37%, 5.97% (C), 10/15/2037	$ 248,846	$ 44,798
(1.00) * 1-Month LIBOR + 6.42%, 6.02% (C), 11/15/2037	27,451	3,906
(1.00) * 1-Month LIBOR + 6.80%, 6.40% (C), 04/15/2038	24,684	4,620
(1.00) * 1-Month LIBOR + 7.10%, 6.70% (C), 07/15/2036	9,118	1,539
(1.00) * 1-Month LIBOR + 8.00%, 7.60% (C), 03/15/2032	14,201	1,767
Federal Home Loan Mortgage Corp. REMIC, Principal Only STRIPS
12/15/2032 - 01/15/2040	94,153	83,079
Federal Home Loan Mortgage Corp. STRIPS
1-Month LIBOR + 0.55%, 0.95% (C), 07/15/2042 - 03/15/2044	552,429	562,629
3.00%, 08/15/2042 - 01/15/2044	1,011,078	991,804
3.50%, 07/15/2042	287,351	292,473
Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates
12-MTA + 1.20%, 1.34% (C), 10/25/2044	94,916	96,730
4.56% (C), 07/25/2032	102,694	106,127
6.50%, 02/25/2043	105,393	119,695
7.00%, 02/25/2043	31,491	34,998
7.50% (C), 08/25/2042	47,786	54,633
Federal Home Loan Mortgage Corp., Interest Only STRIPS
5.00%, 09/15/2035	20,635	4,128
Federal National Mortgage Association
1-Month LIBOR + 0.35%, 0.54% (C), 09/25/2042	272,616	271,361
0.67%, 10/25/2030	317,640	295,874
1-Month LIBOR + 0.26%, 0.72% (C), 11/25/2046	69,149	68,628
1-Month LIBOR + 0.48%, 0.72% (C), 09/01/2024	852,187	851,875
0.75%, 09/25/2028	1,373,939	1,260,025
1.00%, 11/25/2033	630,684	590,111
1-Month LIBOR + 0.55%, 1.01% (C), 08/25/2042	148,984	150,025
1-Month LIBOR + 0.93%, 1.06% (C), 11/25/2022	44,099	44,101
1.20%, 10/25/2030	145,000	133,436
1.50%, 01/01/2031	1,000,000	897,715
1.59%, 11/25/2028	333,659	313,122
12-Month LIBOR + 1.79%, 2.29% (C), 01/01/2038	6,270	6,279
1-Year CMT + 2.22%, 2.35% (C), 01/01/2036	8,749	9,156
2.38%, 10/01/2026	956,588	941,538
2.41%, 11/01/2029	1,624,112	1,567,795
2.42%, 10/01/2029	1,400,000	1,361,919
2.49%, 05/25/2026	1,000,000	991,860
2.50%, 12/01/2051 - 01/01/2052	2,422,855	2,320,980
2.70%, 07/01/2026	1,436,791	1,432,755
2.71% (C), 04/01/2023	591,162	592,351
2.73% (C), 06/01/2023	516,693	517,741
2.98%, 08/25/2029	733,000	739,570
3.00%, 01/01/2043 - 07/01/2060	2,026,184	2,002,258
3.02% (C), 08/25/2024	411,376	412,114
3.06% (C), 03/25/2028	505,322	518,984
3.07% (C), 06/25/2027	831,642	845,280
3.08%, 01/01/2028	2,000,000	2,026,596
3.08% (C), 02/25/2030	392,000	400,739
3.09% (C), 04/25/2027	1,143,444	1,157,238

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal National Mortgage Association (continued)
3.10%, 09/01/2025	$ 945,523	$ 954,109
3.12% (C), 04/25/2029	873,566	890,050
3.12%, 11/01/2026	924,901	938,660
3.24%, 10/01/2026	861,671	875,974
3.29%, 08/01/2026	1,458,729	1,479,654
3.33%, 05/01/2028	1,968,491	2,015,185
3.34%, 02/01/2027	1,000,000	1,018,850
3.36% (C), 07/25/2028	997,000	1,033,907
3.38%, 12/01/2023	1,392,100	1,404,437
3.42%, 05/01/2024	600,000	605,159
3.45%, 01/01/2024	915,374	924,145
3.50%, 08/01/2032 - 03/01/2060	2,693,802	2,732,905
3.55% (C), 09/25/2028	1,000,000	1,048,867
3.74%, 07/01/2023	458,147	463,599
3.76%, 12/01/2035	1,355,396	1,427,393
3.81%, 12/01/2028	730,000	772,973
4.00%, 07/01/2042 - 08/01/2048	1,826,462	1,894,788
4.45%, 07/01/2026	413,984	435,672
5.00%, 05/01/2023 - 06/01/2048	220,113	233,067
5.50%, 07/01/2022 - 01/01/2058	1,544,743	1,731,361
6.00%, 12/01/2032 - 11/01/2037	131,970	143,852
6.50%, 12/01/2022 - 10/01/2036	20,536	21,664
8.00%, 11/01/2037	3,428	3,642
Federal National Mortgage Association REMIC
1-Month LIBOR + 0.25%, 0.44% (C), 06/27/2036	15,342	15,123
1-Month LIBOR + 0.30%, 0.76% (C), 08/25/2041	42,966	42,870
1-Month LIBOR + 0.35%, 0.81% (C), 04/25/2035 - 08/25/2036	40,191	40,205
1-Month LIBOR + 0.40%, 0.86% (C), 10/25/2042	171,682	171,781
1-Month LIBOR + 0.50%, 0.96% (C), 05/25/2035 - 10/25/2042	331,385	333,826
3.00%, 01/25/2046	291,937	292,974
4.00%, 04/25/2033	128,452	131,938
4.50%, 07/25/2029	1,000,000	1,030,605
4.97% (C), 12/25/2042	69,034	70,383
5.00%, 07/25/2033 - 08/25/2040	1,083,234	1,167,921
5.37% (C), 10/25/2042	13,174	14,077
5.41% (C), 12/25/2042	37,835	37,510
5.50%, 04/25/2023 - 07/25/2038	440,391	467,556
5.75%, 06/25/2033	98,644	105,734
6.00% (C), 07/25/2023	11,836	12,097
6.00%, 11/25/2032 - 11/25/2039	182,201	196,146
6.50%, 01/25/2032 - 05/25/2044	212,487	234,172
7.00%, 03/25/2031 - 11/25/2041	330,245	373,518
(1.33) * 1-Month LIBOR + 7.47%, 7.16% (C), 08/25/2033	31,130	31,624
8.00%, 05/25/2022	61	61
(6.67) * 1-Month LIBOR + 54.00%, 10.00% (C), 03/25/2032	1,710	1,940
(1.88) * 1-Month LIBOR + 11.28%, 10.42% (C), 07/25/2035	47,462	52,777
(1.67) * 1-Month LIBOR + 12.50%, 11.74% (C), 09/25/2033	5,088	5,689
(2.00) * 1-Month LIBOR + 14.00%, 13.09% (C), 03/25/2038	3,927	4,060
(2.50) * 1-Month LIBOR + 13.75%, 13.17% (C), 07/25/2033	9,988	10,874
(1.83) * 1-Month LIBOR + 14.48%, 13.65% (C), 12/25/2032	2,869	3,265
(2.00) * 1-Month LIBOR + 15.50%, 14.56% (C), 11/25/2031	10,944	12,438
(2.75) * 1-Month LIBOR + 16.50%, 15.24% (C), 05/25/2034	8,550	9,741

Transamerica Series Trust	Page 16

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2022

(unaudited)

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal National Mortgage Association REMIC (continued)
(2.50) * 1-Month LIBOR + 17.38%, 16.23% (C), 07/25/2035	$ 37,328	$ 47,333
(2.75) * 1-Month LIBOR + 19.53%, 18.27% (C), 04/25/2034 - 05/25/2034	54,316	67,963
(4.00) * 1-Month LIBOR + 24.00%, 22.17% (C), 05/25/2034	4,902	6,219
(3.67) * 1-Month LIBOR + 24.57%, 22.89% (C), 03/25/2036	10,631	15,446
(3.25) * 1-Month LIBOR + 25.19%, 23.70% (C), 02/25/2032	1,542	1,884
(4.00) * 1-Month LIBOR + 26.20%, 24.37% (C), 10/25/2036	3,663	4,982
(4.00) * 1-Month LIBOR + 26.56%, 24.73% (C), 12/25/2036	3,495	4,518
Federal National Mortgage Association REMIC, Interest Only STRIPS
0.91% (C), 08/25/2042	188,350	3,731
1.24% (C), 01/25/2038	17,109	742
1.60% (C), 04/25/2041	25,129	1,429
(1.00) * 1-Month LIBOR + 5.85%, 5.39% (C), 09/25/2038	73,457	9,714
(1.00) * 1-Month LIBOR + 5.91%, 5.45% (C), 02/25/2038	38,211	5,700
(1.00) * 1-Month LIBOR + 6.10%, 5.64% (C), 06/25/2037	19,626	2,739
(1.00) * 1-Month LIBOR + 6.18%, 5.72% (C), 12/25/2039	6,105	767
(1.00) * 1-Month LIBOR + 6.20%, 5.74% (C), 03/25/2038	7,113	933
(1.00) * 1-Month LIBOR + 6.42%, 5.96% (C), 04/25/2040	12,078	1,557
(1.00) * 1-Month LIBOR + 6.53%, 6.07% (C), 01/25/2041	157,259	28,416
(1.00) * 1-Month LIBOR + 6.54%, 6.08% (C), 09/25/2037	27,040	4,557
(1.00) * 1-Month LIBOR + 6.55%, 6.09% (C), 02/25/2039	15,266	2,688
(1.00) * 1-Month LIBOR + 6.58%, 6.12% (C), 06/25/2036	16,100	2,405
(1.00) * 1-Month LIBOR + 6.70%, 6.24% (C), 03/25/2036	313,431	51,753
6.50%, 05/25/2033	12,709	2,338
(1.00) * 1-Month LIBOR + 7.15%, 6.69% (C), 07/25/2037	46,725	9,483
7.00%, 06/25/2033	17,661	3,151
Federal National Mortgage Association REMIC, Principal Only STRIPS
12/25/2032 - 12/25/2043	856,156	745,738
Federal National Mortgage Association, Interest Only STRIPS
1.90% (C), 10/25/2030	2,446,514	239,536
1.97% (C), 11/25/2033	3,780,485	454,420
1.99%, 11/25/2028	1,643,157	175,051
2.01% (C), 07/25/2030	6,888,178	794,989
Federal National Mortgage Association, Principal Only STRIPS
09/25/2024 - 01/25/2033	22,860	21,071
FREMF Mortgage Trust
3.58% (C), 11/25/2049 (A)	529,000	521,979
3.67% (C), 01/25/2048 (A)	760,000	752,392
3.89% (C), 07/25/2049 (A)	420,000	423,756
4.07% (C), 11/25/2047 (A)	490,000	491,157
FREMF Trust
Series 2018-W5FX, Class BFX,
3.42% (C), 04/25/2028 (A)	900,000	869,617

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Government National Mortgage Association
1-Month LIBOR + 0.41%, 0.00% (C), 03/20/2063	$ 298,049	$ 296,699
1-Month LIBOR + 0.30%, 0.41% (C), 08/20/2060	394	392
1-Month LIBOR + 0.34%, 0.45% (C), 12/20/2062	152,506	151,586
1-Month LIBOR + 0.40%, 0.51% (C), 12/20/2060	349,657	348,051
1-Month LIBOR + 0.43%, 0.54% (C), 04/20/2060	2,140	2,129
1-Month LIBOR + 0.45%, 0.56% (C), 03/20/2060 - 08/20/2067	759,891	757,410
1-Month LIBOR + 0.47%, 0.58% (C), 07/20/2064 - 08/20/2065	1,850,343	1,843,724
1-Month LIBOR + 0.48%, 0.59% (C), 02/20/2065	818,147	815,132
1-Month LIBOR + 0.50%, 0.61% (C), 06/20/2064 - 07/20/2064	2,147,614	2,140,672
1-Month LIBOR + 0.52%, 0.62% (C), 10/20/2062	119,251	118,978
1-Month LIBOR + 0.52%, 0.63% (C), 09/20/2065	396,654	395,614
1-Month LIBOR + 0.55%, 0.66% (C), 07/20/2062	448	447
1-Month LIBOR + 0.58%, 0.69% (C), 09/20/2062 - 05/20/2066	151,633	151,433
1-Month LIBOR + 0.65%, 0.76% (C), 01/20/2064 - 03/20/2064	1,372,103	1,371,643
1-Month LIBOR + 0.66%, 0.77% (C), 12/20/2065	321,593	321,939
1-Month LIBOR + 0.70%, 0.81% (C), 05/20/2061	1,430	1,432
1-Month LIBOR + 1.00%, 1.11% (C), 12/20/2066	318,417	321,740
1.65%, 01/20/2063	1,998	1,970
2.00%, 05/16/2049	21,091	20,982
2.20% (C), 07/16/2048	3,307	3,295
2.50%, 08/20/2051 - 09/16/2056	6,416,696	6,238,727
3.50%, 06/20/2046 - 02/20/2052	1,682,487	1,726,654
4.50%, 05/20/2048 - 11/20/2049	3,972,245	4,163,715
4.76% (C), 10/20/2043	406,574	434,736
5.50%, 01/16/2033 - 09/20/2039	651,764	689,607
5.55% (C), 01/20/2038	180,825	198,000
5.60% (C), 07/20/2040	127,629	138,533
5.89% (C), 12/20/2038	52,908	57,531
6.00%, 09/20/2038 - 08/20/2039	84,147	92,658
6.50%, 06/20/2033	328,999	349,176
(2.00) * 1-Month LIBOR + 13.40%, 12.50% (C), 10/20/2037	12,071	12,283
(2.41) * 1-Month LIBOR + 16.43%, 15.40% (C), 06/17/2035	6,837	7,460
(2.20) * 1-Month LIBOR + 16.72%, 15.77% (C), 05/18/2034	203	225
(2.75) * 1-Month LIBOR + 19.66%, 18.48% (C), 04/16/2034	19,752	24,147
(3.00) * 1-Month LIBOR + 20.21%, 18.86% (C), 09/20/2037	4,870	5,461
(3.50) * 1-Month LIBOR + 23.28%, 21.71% (C), 04/20/2037	18,157	21,953
(4.91) * 1-Month LIBOR + 29.46%, 27.26% (C), 09/20/2034	9,274	11,802
Government National Mortgage Association, Interest Only STRIPS
(1.00) * 1-Month LIBOR + 5.70%, 5.25% (C), 12/20/2038	22,078	1,709

Transamerica Series Trust	Page 17

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2022

(unaudited)

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Government National Mortgage Association, Interest Only STRIPS (continued)
(1.00) * 1-Month LIBOR + 5.83%, 5.38% (C), 02/20/2038	$ 35,890	$ 2,731
5.50%, 10/16/2037	16,353	443
(1.00) * 1-Month LIBOR + 6.00%, 5.55% (C), 11/20/2037	32,920	2,224
(1.00) * 1-Month LIBOR + 6.08%, 5.63% (C), 06/20/2039	20,107	1,997
(1.00) * 1-Month LIBOR + 6.10%, 5.65% (C), 10/20/2034	43,592	4,077
(1.00) * 1-Month LIBOR + 6.10%, 5.67% (C), 02/16/2039	10,861	337
(1.00) * 1-Month LIBOR + 6.20%, 5.75% (C), 03/20/2037 - 06/20/2038	75,150	6,651
(1.00) * 1-Month LIBOR + 6.27%, 5.82% (C), 04/20/2039	25,197	2,616
(1.00) * 1-Month LIBOR + 6.30%, 5.85% (C), 09/20/2035 - 03/20/2039	79,359	9,573
(1.00) * 1-Month LIBOR + 6.40%, 5.97% (C), 05/16/2038	77,149	9,953
(1.00) * 1-Month LIBOR + 6.47%, 6.04% (C), 06/16/2037	25,463	1,980
(1.00) * 1-Month LIBOR + 6.55%, 6.10% (C), 11/20/2037 - 12/20/2037	30,272	2,330
(1.00) * 1-Month LIBOR + 6.75%, 6.30% (C), 07/20/2037	57,246	6,567
(1.00) * 1-Month LIBOR + 6.81%, 6.38% (C), 04/16/2037	19,495	3,322
6.50%, 03/20/2039	15,813	3,065
Government National Mortgage Association, Principal Only STRIPS
03/16/2033 - 01/20/2038	57,827	54,086
Resolution Funding Corp., Principal Only STRIPS
Zero Coupon, 04/15/2030	400,000	324,018
Tennessee Valley Authority
4.25%, 09/15/2065	397,000	489,475
4.63%, 09/15/2060	257,000	337,952
5.88%, 04/01/2036	698,000	914,101
Tennessee Valley Authority, Principal Only STRIPS
11/01/2025 - 03/15/2032	1,050,000	907,375
01/15/2038	150,000	89,860
Uniform Mortgage-Backed Security
3.00%, TBA (I)	13,620,000	13,337,291
Vendee Mortgage Trust
Series 1997-1, Class 2Z,
7.50%, 02/15/2027	112,723	120,588

Total U.S. Government Agency Obligations (Cost $118,512,795)		116,513,486

U.S. GOVERNMENT OBLIGATIONS - 27.1%
U.S. Treasury - 27.0%
U.S. Treasury Bond
1.25%, 05/15/2050	52,000	38,862
1.38%, 08/15/2050	165,000	127,269
1.63%, 11/15/2050	825,000	677,402
1.75%, 08/15/2041	2,405,000	2,086,713
1.88%, 02/15/2041 - 11/15/2051	11,192,600	9,841,030
2.00%, 11/15/2041 - 08/15/2051	4,753,000	4,284,826
2.25%, 05/15/2041 - 02/15/2052	6,833,100	6,483,540
2.38%, 02/15/2042 - 11/15/2049	5,765,000	5,610,659
2.50%, 02/15/2045 - 02/15/2046	4,000,000	3,917,383
2.75%, 11/15/2042	2,080,000	2,115,831

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS (continued)
U.S. Treasury (continued)
U.S. Treasury Bond (continued)
2.88%, 05/15/2043 - 08/15/2045	$ 2,685,000	$ 2,786,946
3.00%, 11/15/2044 - 02/15/2048	464,000	501,662
3.13%, 02/15/2043 - 05/15/2048	1,184,000	1,290,881
3.50%, 02/15/2039	1,413,500	1,619,672
3.63%, 08/15/2043 - 02/15/2044	1,354,000	1,575,532
3.75%, 11/15/2043	2,923,000	3,461,700
3.88%, 08/15/2040	790,000	944,204
4.25%, 05/15/2039	835,000	1,045,544
U.S. Treasury Bond, Principal Only STRIPS
05/15/2022 - 02/15/2035 (F)	17,515,000	16,128,886
08/15/2023 - 08/15/2041	5,980,000	5,056,574
U.S. Treasury Note
0.38%, 01/31/2026 (F)	305,000	281,398
0.38%, 09/30/2027	120,000	107,264
0.50%, 02/28/2026	4,170,000	3,859,693
0.63%, 08/15/2030	330,000	286,881
0.75%, 04/30/2026	210,000	195,833
0.88%, 06/30/2026 - 09/30/2026	315,000	293,918
1.25%, 07/31/2023 - 08/15/2031	12,410,000	11,701,253
1.25%, 03/31/2028 (F)	2,390,000	2,231,943
1.38%, 08/31/2023 - 11/15/2031	8,662,100	8,274,740
1.50%, 02/15/2030	270,000	253,315
1.63%, 08/15/2022 - 05/15/2031	7,040,000	6,959,269
1.75%, 07/15/2022 - 12/31/2026	6,893,000	6,907,700
1.75%, 05/15/2023 - 01/31/2029 (F)	3,145,000	3,129,959
1.88%, 02/28/2029 (F)	2,900,000	2,801,672
2.00%, 02/15/2023 - 06/30/2024	3,031,000	3,041,402
2.00%, 02/15/2025 (F)	1,500,000	1,480,371
2.13%, 02/29/2024 - 05/15/2025	3,768,000	3,743,836
2.25%, 11/15/2024 - 02/15/2027	438,000	434,880
2.50%, 02/28/2026	290,000	289,932
2.75%, 05/31/2023	184,000	185,826
2.88%, 04/30/2025	265,000	268,002

		126,324,203

U.S. Treasury Inflation-Protected Securities - 0.1%
U.S. Treasury Inflation-Protected Indexed Bonds
2.13%, 02/15/2040	260,084	369,871
2.50%, 01/15/2029	130,914	159,825

		529,696

Total U.S. Government Obligations (Cost $129,957,144)		126,853,899

	Shares	Value
OTHER INVESTMENT COMPANY - 2.7%
Securities Lending Collateral - 2.7%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.29% (J)	12,592,635	12,592,635

Total Other Investment Company (Cost $12,592,635)		12,592,635

	Principal	Value
REPURCHASE AGREEMENT - 3.8%
Fixed Income Clearing Corp., 0.00% (J), dated 03/31/2022, to be repurchased at $17,676,311 on 04/01/2022. Collateralized by a U.S. Government Obligation, 1.50%, due 02/15/2025, and with a value of $18,029,845.	$ 17,676,311	17,676,311

Total Repurchase Agreement (Cost $17,676,311)		17,676,311

Total Investments (Cost $506,343,234)		492,829,620
Net Other Assets (Liabilities) - (5.5)%		(25,898,679)

Net Assets - 100.0%		$ 466,930,941

Transamerica Series Trust	Page 18

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2022

(unaudited)

INVESTMENT VALUATION:

Valuation Inputs (K)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs (L)	Value
ASSETS
Investments
Asset-Backed Securities	$—	$39,791,436	$1,000,000	$40,791,436
Corporate Debt Securities	—	137,249,349	—	137,249,349
Foreign Government Obligations	—	4,924,501	—	4,924,501
Mortgage-Backed Securities	—	35,137,272	—	35,137,272
Municipal Government Obligations	—	1,090,731	—	1,090,731
U.S. Government Agency Obligations	—	116,513,486	—	116,513,486
U.S. Government Obligations	—	126,853,899	—	126,853,899
Other Investment Company	12,592,635	—	—	12,592,635
Repurchase Agreement	—	17,676,311	—	17,676,311

Total Investments	$12,592,635	$479,236,985	$1,000,000	$492,829,620

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Securities are exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2022, the total value of 144A securities is $103,809,054, representing 22.2% of the Portfolio’s net assets.
(B)	Fair valued as determined in good faith in accordance with procedures established by the Board. At March 31, 2022, the total value of securities is $4,017,375, representing 0.9% of the Portfolio’s net assets.
(C)	Floating or variable rate securities. The rates disclosed are as of March 31, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(D)	Security is Level 3 of the fair value hierarchy.
(E)	Percentage rounds to less than 0.1% or (0.1)%.
(F)	All or a portion of the securities are on loan. The total value of all securities on loan is $20,278,279, collateralized by cash collateral of $12,592,635 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $8,106,318. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(G)	Perpetual maturity. The date displayed is the next call date.
(H)	Rounds to less than $1 or $(1).
(I)	When-issued, delayed-delivery and/or forward commitment (including TBAs) security. Security to be settled and delivered after March 31, 2022. Security may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.
(J)	Rates disclosed reflect the yields at March 31, 2022.
(K)	There were no transfers in or out of Level 3 during the period ended March 31, 2022. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.
(L)	Level 3 securities were not considered significant to the Portfolio.

PORTFOLIO ABBREVIATIONS:

CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate
MTA	Month Treasury Average
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced

Transamerica Series Trust	Page 19

Transamerica JPMorgan Core Bond VP

NOTES TO SCHEDULE OF INVESTMENTS

At March 31, 2022

(unaudited)

INVESTMENT VALUATION

Transamerica JPMorgan Core Bond VP (the “Portfolio”) is a series of the Transamerica Series Trust.

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Portfolio’s own assumptions used in determining the fair value of investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at March 31, 2022, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Foreign government obligations: Foreign government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Foreign government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Mortgage-backed securities: The fair value of mortgage-backed securities is estimated based on models that consider issuer type, coupon, cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic life caps and the next coupon reset date. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

Transamerica Series Trust	Page 20

Transamerica JPMorgan Core Bond VP

NOTES TO SCHEDULE OF INVESTMENTS (continued)

At March 31, 2022

(unaudited)

Municipal government obligations: The fair value of municipal government obligations and variable rate notes is estimated based on models that consider, among other factors, information received from market makers and broker-dealers, current trades, bid-want lists, offerings, market movements, the liquidity of the bond, state of issuance, benchmark yield curves, and bond or note insurance. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

U.S. government agency obligations: U.S. government agency obligations are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government obligations. Mortgage pass-throughs include to be announced (“TBA”) securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Transamerica Series Trust	Page 21